File No.  33-13247

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                            FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT X

                             OF 1933

                 POST-EFFECTIVE AMENDMENT NO. 14

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY X
                           ACT OF 1940

                POST-EFFECTIVE AMENDMENT NO. 14

                    SATURNA INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                     1300 North State Street
                Bellingham, Washington 98225-4730

                   (Address of Principal Executive Offices)

         Registrant's Telephone Number - (360) 734-9900

                        James D. Winship
                     1300 North State Street

                Bellingham, Washington 98225-4730
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
______  Immediately upon filing  pursuant to paragraph  (b) of rule 485
 ___X__ on March 29, 1996 pursuant to paragraph  (b) of Rule 485
______ 60 days after filing  pursuant to paragraph(a)(1) of Rule 485
______ on  _______pursuant  to  paragraph  (a)(1) of rule 485
______ 75 days after filing  pursuant to  paragraph  (a)(2) of Rule 485
___ _ on      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The above issuer has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. No filing fee is due because of reliance on Rule 24f-2. The Notice required by such Rule for the fiscal year ended November 30, 1995 was filed on January 25, 1996.

                           CROSS REFERENCE SHEET

 PART A                                 PROSPECTUS CAPTIONS

1.  Cover Page                          About the Trust;Expenses

2.  Synopsis                            Expenses

3.  Condensed Financial Information    Expenses; Financial Highlights

4.  General Description of Registrant   About the Trust,Investment Objectives
                                             and Policies; Investment Policies
                                        and Risk Considerations

5.  Management of the Fund              Trust Management,Investment Adviser

6.  Capital Stock and Other Securities       Capital Stock;  Dividends

7.  Purchase of Securities Being Offered     Net Asset Value, How to Buy Shares

8.  Redemption or Repurchase            How to Redeem Shares

9.  Pending Legal Proceedings           Not Applicable

STATEMENT OF ADDITIONAL

PART B                                  INFORMATION CAPTIONS

10.  Cover Page                              Cover Page

11.  Table of Contents                       TABLE OF CONTENTS

12.  General Information and History         General Information and History

13.  Investment Objectives & Policies        INVESTMENT OBJECTIVES AND POLICIES;
                                             PORTFOLIO TURNOVER;INVESTMENT
                                             CONSIDERATIONS

14.  Management of the Registrant            MANAGEMENT OF THE TRUST

15.  Control Persons and Principal           PRINCIPAL HOLDERS OF
            Holders of Securities            SECURITIES

16.  Investment Advisory and Other           INVESTMENT ADVISORY
          Services                           AND OTHER SERVICES

17.  Brokerage Allocation and Other          BROKERAGE ALLOCATION
           Practices                              PORTFOLIO TURNOVER

18.  Capital Stock and Other Securities      Not Applicable

19.  Purchase, Redemptions and Pricing       PURCHASE, REDEMPTION AND
          of Securities Being Offered        PRICING OF SECURITIES BEING OFFERED

20.  Tax Status                              TAX STATUS

21.  Underwriters                             Not Applicable

22.  Calculations of Performance Data        PERFORMANCE DATA

23.  Financial Statements                    FINANCIAL STATEMENTS

                             PART A

                           PROSPECTUS

SATURNA INVESTMENT TRUST OFFERS FOUR NO-LOAD SEXTANT FUNDS:

  SEXTANT GROWTH FUND seeks long-term growth through investment in U.S. common stocks SEXTANT INTERNATIONAL FUND seeks long-term growth through investment in foreign stocks SEXTANT SHORT-TERM BOND FUND seeks capital stability and a high level of current income by investing in short-term debt securities SEXTANT BOND INCOME FUND seeks a high level of current income by investing in long-term debt securities

A Statement of Additional Information dated March 29, 1995 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a free copy by writing or calling:

                              SATURNA CAPITAL
                               1300 N. STATE STREET
                               BELLINGHAM, WA 98225

                           800/ SATURNA [800/ 728-8762]

                            E-MAIL: SEXTANT@SATURNA.COM

This Prospectus contains information you should read before investing in the Funds. Please read it carefully and keep it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES AUTHORITY NOR HAS THE COMMISSION OR ANY STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FROM

                                 Saturna Capital

                                  MUTUAL FUNDS

                                    NO-LOAD,
                                NO SALES CHARGE,

                                    NO 12B-1

                                   PROSPECTUS
                                 March 29, 1996

EXPENSES

The Sextant Funds impose no sales load on purchases or reinvested dividends, no "12b-1" fees, nor any deferred sales load upon redemption. There are no redemption fees or exchange fees.



The following table illustrates each Funds' estimated operating expenses.



                          ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of average net assets)


                                                    Sextant Intern-  Sextant
                                          Sextant   Bond    ational  Short-Term
                                        Growth .....Income  Fund(4)  Bond
                                         Fund(2)....Fund(3)          Fund(5)


  Management Fees (after waiver)(1)(6)   0.64%) 0.00%    0.09%     0.00%
  12b-1 Expenses .....................   NONE      None     NONE      NONE
  Other Expenses ....................... 0.99     0.54%     0.40%    0.23%
  Total Fund Operating ..................1.63%    0.54%     0.49%    0.23%
     Expenses(6)

   FOR EXAMPLE:

Each Fund estimate paying  1 year  $17   $6   $5 $ 2
these expenses on a        3 years $55  $19  $16 $13
assuming a 5%             10 years $219 $74 $265 $30
net annual return



(1) Each Sextant Fund pays an Investment Advisory and Administrative Services Fee of 0.60% annually. This base fee is then subject to a plus or minus performance adjustment of up to 0.20% (Sextant Bond Income and Sextant Short-Term Bond) or 0.30% (Sextant Growth and Sextant International). The table reflects the maximum fees, which may be subject to fee waivers.

(2) Prior to September 28, 1995, Sextant Growth Fund operated as Northwest Growth Fund with different fee arrangements and investment objectives. Total Operating Expenses were 1.84% but voluntary fee waivers (Note 6) reduced expenses to 1.63%.

(3) Prior to September 28, 1995, Sextant Bond Income Fund operated as Washington Tax-Exempt Fund with different fee arrangements and investment objectives. Total Operating Expenses were 1.16% but voluntary fee waivers (Note 6) reduced expenses to 0.54%.

(4) The Sextant International Fund began operations on September 28, 1995. Expense figures based on its short operating history may not be indicative of future results. Total Operating Expenses were 0.70% but voluntary fee waivers (Note 6) reduced expenses to 0.49%.

(5) The Sextant Short-Term Bond Fund began operations on September 28, 1995. Expense figures based on its short operating histor may not be indicative of future results. Total Operating Expenses were 0.28% but voluntary fee waivers (Note 6) reduced expenses to 0.23%.

(6) The Adviser voluntarily waives its Management Fees to limit the expenses of the Sextant Bond Funds to 0.60% annually through March 31, 1997 and to waive its management fee when assets are less than $2 million. The Funds' custodian also waives a portion of its fees for all four Funds. Without these limitations, Management Fees of the Bond Funds might be as high as 0.80%, and Total Operating Expenses 1.20%. The example assumes a continuation of this expense limit for the 3, 5 and 10 year periods.


The preceding information is intended to help you in understanding the various (both direct and indirect) expenses that an investor will bear. This table should not be considered a representation of past or future expenses and actual expenses are likely to be more or less than those shown. See FINANCIAL HIGHLIGHTS and INVESTMENT ADVISER for more details.

FINANCIAL HIGHLIGHTS


The following schedules set forth selected data for a share of beneficial interest of each of the SEXTANT FUNDS as set forth below. The following schedules have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareowners (available without charge from the Trust), which is incorporated by reference into the Statement of Additional Information. These schedules should be read with the other financial statements and notes thereto included in the Trust's Annual Report which also includes Management's Discussion of the Fund's performance.

[GRAPHIC OMITTED]



SEXTANT BOND INCOME FUND

Selected data for a share of SEXTANT BOND INCOME FUND beneficial interest outstanding from March 1, 1993 (commencement of operations) through November 30, 1995.




                                                                            Period
                                                      Year      Year       March 1,
                                                     Ended      Ended      1993 to
                                                  November     November    November
                                                  30, 1995    30, 1994     30, 1993
                                                  --------      --------     --------
Net asset value at beginning of period              $4.39        $5.03       $5.00
     Income From Investment Operations
     Net Investment Income                           0.24         0.25        0.16
     Net gains or losses on securities (both realized
          and unrealized)                            0.52       (0.64)        0.04
                                                     ----       ------        ----
Total From Investment Operations                     0.76       (0.39)        0.20
     Less Distributions
     Dividends (from net investment income)
          Non-taxable                             (0.236)       (0.25)     (0.167)
          Taxable                                 (0.004)          n/a         n/a
     Distributions (from capital gains)              0.00         0.00     (0.003)
                                                     ----         ----     ------
Total Distributions                                (0.24)       (0.25)      (0.17)
Net asset Value at end of period                    $4.91        $4.39       $5.03
                                                    =====        =====       =====
Total Return                                       17.69%      (8.24)%       4.86%
------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets (000), End of Period                    $1,096       $1,456      $1,662
Ratio of Expenses to Average Net Assets+            0.54%         .41%       .35%*
Ratio of Net Investment Income to Average Net Assets+5.15%       5.48%      3.28%*
Portfolio Turnover Rate                               77%          74%        36%*
                                                                             *Not annualized

+For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting increases to expenses per share in each of the above periods would be $.03, $0.22, and $0.13, respectively. The increase to the ratio of expenses to average monthly net assets would be .60%, .51% and .26%, respectively.

[GRAPHIC OMITTED]

SEXTANT GROWTH FUND


Selected data for a share of SEXTANT GROWTH FUND  (previously  Northwest  Growth
Fund). The following schedule for each of the six years ended November 30, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in thennual Report to Shareowners. The data for each of the two years in the period ended November 30, 1989 and for the period September 4, 1987 (commencement of operations) through November 30, 1987 were audited by other independent accountants whose report dated January 19, 1990 expressed an unqualified opinion on those data

                           1995  1994     1993     1992     1991     1990     1989   1988  Nov.30 '87
                            ----  ----     ----     ----     ----     ----     ----   ----  ------
     Net asset value
at beginning
    of period              $5.82  $6.38   $5.93   $5.55    $4.93    $4.88    $4.88    $4.96  $5.00
   Income From
   InvestmentOperations
   Net Investment Income   (0.03) (0.03)    0.01    0.01   0.04    0.27    0.28   0.30       0.06

   Net gains orlosses on
   securities(both
   realized and unrealized) 1.82  (0.53)   0.45    0.38   0.60    0.01    0.00  (0.08)     (0.04)
                            ----  -----    ----    ----   ----    ----    ----  -----      -----
Total From  Investment
     Operations            1.79  (0.56)    0.46    0.39   0.64    0.28    0.28   0.22       0.02
   LessDistributions
   Dividends(from net
   investment income)      0.00   0.00  (0.01)  (0.01) (0.02)  (0.23)  (0.28)  (0.30)     (0.06)
   Distributions from
     capital gains)       (0.19)  0.00    0.00    0.00   0.00    0.00    0.00   0.00       0.00
                          -----   ----    ----    ----   ----    ----    ----   ----       ----
Total Distributions        (0.19)   0.00  (0.01)  (0.01) (0.02)  (0.23)  (0.28) (0.30)     (0.06)

Net asset value
  at end of period         $7.42  $5.82   $6.38   $5.93  $5.55   $4.93   $4.88  $4.88      $4.96
                           =====  =====   =====   =====  =====   =====   =====  =====      =====
Total Return               30.76% (8.78)%  7.76%   7.01% 11.79%   7.37%   5.22%  5.12%      2.17%
Ratios/Supplemental Data
Net assets $000),
  end of period          $1,137 $1,010  $1,425  $1,321   $947     $53  $1,356 $1,365       $315
Ratio of expenses
to ave. netassets*      1.63%    1.50%   1.40%   1.60%  1.93%   1.06%   0.89%  0.25%      .06%*
Ratio of net
investment income
  to Ave. net assets*   (0.45)% (0.43)%  0.15%   0.17%  0.60%   5.25%   5.60%  5.86%      .85%*

Portfolio turnover rate 40%    12%     25%     46%    16%     29%     19%    20%         0%

Average commission      $.0572
 rate paid



   *For 1995 and for each of the above years prior to 1992,all or a portion of the operating expenses were waived, If these costs had not been waived, the resulting increase to expenses per share in each of the above periods would be $.01, $.05, .$.05,$.10, $.16 and  $.02, respectively. The increase to the ratio of expenses to average net assets would have been 0.21%, 0.76%, 1.02%,1.28%,2.02%, and 0.17%.
   *not annualized





[GRAPHIC OMITTED] Fund shareowners agreed to change the investment objectives on September 28, 1995, and had previously done so on October 12, 1990. Consequently, data in this table are unlikely to be indicative of future operations of the Fund.

[GRAPHIC OMITTED]


SEXTANT SHORT-TERM BOND FUND

Selected data for a share of SEXTANT SHORT-TERM BOND FUND beneficial interest outstanding from September 28, 1995 (commencement of operations) through November 30, 1995.

                                                                 September 28,
                                                                 1995 (Inception)
                                                                       to November
                                                                       30, 1995
                                                                       --------



Net asset value at beginning of period                                    $5.00
      Income From Investment Operations
     Net Investment Income                                                  0.03
     Net gains or losses on securities (both realized
     and unrealized)                                                        0.03
Total From Investment Operations                                            0.06
     Less Distributions
      Dividends (from net investment income)                             ($0.03)
      Distributions (from capital gains)                                   0.00
                                                                           ----
Total Distributions                                                      (0.03)
Net asset Value at end of period                                         $5.03
                                                                         =====


Total Return                                                               1.05%
RATIOS/SUPPLEMENTAL DATA
Net Assets ($000), End of Period                                          $878
Ratio of Expenses to Average Net Assets (not annualized)+                 .23%
Ratio of Net Investment Income to Average Net Assets+                     0.68%
Portfolio Turnover Rate                                                     0%

+For the above period, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increases to expenses per share in the period would have been $.007. The increase to the ratio of expenses to average monthly net assets would be .16%.


================================================================================
[GRAPHIC OMITTED]


SEXTANT INTERNATIONAL FUND

Selected data for a share of SEXTANT INTERNATIONAL FUND beneficial interest outstanding from September 28, 1995 (commencement of operations) through November 30, 1995.



                                                                 September 28,
                                                                1995 (Inception)
                                                                  to November
                                                                      30, 1995
                                                                      --- ----



Net asset value at beginning of period                                     $5.00
      Income From Investment Operations
      Net Investment Income                                               (0.02)
      Net gains or losses on securities (both realized
     and unrealized)                                                        0.01
Total From Investment Operations                                           (0.01)
                                                                           -----

      Less Distributions
      Dividends (from net investment income)                               0.00
      Distributions (from capital gains)                                   0.00
                                                                           ----

Total Distributions                                                        0.00
Net asset Value at end of period                                           $4.99
                                                                           =====

Total Return                                                               (0.20)%
RATIOS/SUPPLEMENTAL DATA
Net Assets ($000), End of Period                                           $328
Ratio of Expenses to Average Net Assets (not annualized)+                 0.49%
Ratio of Net Investment Income to Average Net Assets+                    (0.38)%
Portfolio Turnover Rate                                                     12%
Average Commission rate Paid                                            $0.0192

+For the above period, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to expenses per share in the period would have been $.01. The increase to the ratio of expenses to average monthly net assets would be .21%.

===========================================================
ABOUT THE TRUST

===========================================================

The Sextant Funds are intended to provide investors the basic elements of a balanced investment program. The Funds are "no-load" funds, meaning that there are no sales or redemption charges, nor do the Funds have so-called "12b-1" charges.

The SEXTANT GROWTH FUND and SEXTANT INTERNATIONAL FUND seek long-term growth. GROWTH FUND pursues its objective through investment in common stocks and other equity-type securities, principally of U.S. issuers. The INTERNATIONAL FUND, by contrast, invests primarily in a diversified portfolio of foreign common stocks and other equity-type securities.

SEXTANT SHORT-TERM BOND FUND and SEXTANT BOND INCOME FUND both seek a high level of current income. SHORT-TERM BOND FUND also attempts to preserve capital and does so by investing primarily in short-term debt securities. BOND INCOME FUND, on the other hand, invests primarily in long-term debt securities, which have the potential for greater income but the risk of greater price fluctuation.

Mutual funds enable you to invest as you might do for yourself if you had the time, experience and resources to research and diversify your own investments. Mutual funds do so by selling their own shares to the public and investing those proceeds in a portfolio of securities. The value of the funds' own shares fluctuates as the value of their portfolio securities fluctuates over time.

You may purchase shares of the Sextant Funds directly from the Funds without any sales charge or "load." Because no charges are deducted from your investment, the entire amount you pay for shares is invested in the Fund you choose.

INVESTMENT OBJECTIVES AND POLICIES


SEXTANT GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of U.S. common stocks, securities convertible into common stocks, and preferred stocks, but may invest in other securities that are suited for the Fund's investment objective. Although income is considered when making an investment , the Fund is not designed for investors seeking income. The Fund ordinarily will not invest in straight debt securities. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size, and to a limited extent in foreign companies. The policy of investing for long-term capital appreciation cannot be changed without shareholder approval.


SEXTANT INTERNATIONAL FUND'S objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of foreign diversified portfolio of foreign common stocks and other equity-type securities (E.G., securities convertible into common stock and preferred stocks). Under normal market conditions, the Fund will invest at least 65% of its total assets (taken at market value) in foreign securities (securities of non-U.S. issuers.) The Fund ordinarily invests in securities of at least three countries outside the U.S. Although income is considered, the Fund is not designed for investors seeking income. The Fund ordinarily will not invest in straight debt securities.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's home and operating countries in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada and the United Kingdom) in less developed markets (for example, Chile and Mexico), and in emerging markets (for example Peru). Investments in foreign securities, especially those in less developed and emerging markets present additional risk. (See "Investment Policies and Risk Considerations.")

Although the Fund may invest throughout the world outside the U.S. as a matter of operating policy (that can be changed by the Board of Trustees), the Fund presently limits its investments to those securities of foreign issuers that are traded and settled in the U.S. or to American Depository Receipts ("ADR's") that represent underlying shares of foreign issuers.*

The Fund's policy of seeking long-term capital appreciation by investing primarily in a diversified portfolio of foreign securities cannot be changed without shareholder approval.

The objective of SEXTANT SHORT-TERM BOND FUND is to provide a high level of current income, consistent with the preservation of capital. The Fund invests primarily in marketable short-term debt securities. Under normal circumstances the Fund's dollar-weighted average maturity will not exceed three years.

Short-Term Bond Fund is appropriate for investors who seek yields that are typically higher than are usually available from money market instruments with relatively stable prices and shorter maturities, but who also want less price fluctuation than is likely from a longer term fund, such as the Bond Income Fund, which also may be expected to reflect a higher yield. In contrast to money market funds, Short-Term Bond Fund does not seek to maintain a fixed net asset value, and an investor may receive more or less than the price paid for his shares at redemption.

SEXTANT BOND INCOME FUND has the objective of providing a high level of current income. The Fund invests primarily in marketable long-term debt securities. As an operating policy that may be changed by the Board of Trustees, under normal market conditions the Fund maintains a dollar-weighted average effective maturity in excess of ten years.+

Bond Income Fund is intended for investors who seek a higher level of income than is generally available from a shorter-term fund, yet who can accept greater levels of interest rate and other risks associated with investment in longer-term securities

Under normal market conditions, each of Sextant Short-Term Bond Fund and Sextant Bond Income Fund will invest at least 65% of the value of its total assets (taken at market value at the time of investment) in "bonds", meaning:

(1) Marketable debt securities payable in U.S. dollars, rated within the three highest grades assigned by Moody's Investors
Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's

Corporation ("S&P") (AAA, AA or A);

(2) U.S. Government Securities;

(3) High quality commercial paper; and

(4) Bank obligations, including repurchase agreementsss. of banks, having total assets in excess of $1 billion.

These Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). These securities are considered medium grade, and represent obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Should a security's rating fall below the minimum qualifying it for purchase by the Fund, the Adviser will not be required to dispose of it, but will consider that factor in connection with deciding whether to continue to hold it for the Fund's portfolio.

Short-Term  Bond  Fund's  policy of  seeking  a high  level of  current  income,
consistent   with  the   preservation  of  capital  cannot  be  changed  without
shareholder approval.

Similarly, the policy of Bond Income Fund's policy of pursuing a high level of current income cannot be changed without shareholder approval.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

Investing in securities entails both market risk and risk of price variation in individual securities. By diversifying its investments, a Fund reduces the risk of owning one or a few individual securities. There can be no guarantee that the investment objectives of any Fund will be realized.

SEXTANT SHORT-TERM BOND FUND AND SEXTANT BOND INCOME FUND

The risks inherent in the Short-Term Bond Fund and Bond Income Fund depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on market conditions. Interest rate fluctuations will affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by a Fund vary over time, the Fund's yield will also vary.

SEXTANT GROWTH FUND AND SEXTANT  INTERNATIONAL FUND

Both of these Funds may invest in smaller companies. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. THESE FACTORS MAY BE PARTICULARLY APPLICABLE IN SMALLER OR EMERGING FOREIGN MARKETS.

INVESTMENT IN FOREIGN SECURITIES

You should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that could affect investment in these nations. Refer to the STATEMENT OF ADDITIONAL INFORMATION available from the Fund at no charge for a more complete discussion of the risks of foreign investments.

ALL FUNDS

Under normal market conditions, the Funds expect to be invested in accordance with their objectives, but under unusual circumstances any of the Sextant Funds may adopt a temporary defensive position and invest without limitation in high-quality debt obligations, U.S. government debt obligations or cash equivalents.

All of the Sextant Funds are diversified. No Fund will invest more than 5% of total assets in the securities of any one issuer, nor more than 25% of its assets in any particular industry (other than U.S. Government securities.)

Except as explained above, all of the policies outlined in this section can be changed by a majority of the Board of Trustees. The Funds have also adopted certain restrictions for each Fund, as outlined in the STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT RESULTS

You will receive a financial report showing the investments, income and expenses of your Fund every six months. You may obtain current share values any time by calling the adviser at 800-SATURNA (800/728-8762).

PERFORMANCE DATA

The Funds may advertise or publish current yield and average annual total return in advertisements or in information furnished to publications and to investors. In any comparison of a Fund's return with that of alternative investments, you should consider differences between the Fund and the alternative investment, and the periods and methods used in calculation of the returns. Of course, past results are not necessarily indicative of future performance.

You may compute current yield by (i) dividing net investment income over the rolling 30 day period for which the yield is being computed by the average number of shares eligible to receive dividends for the period and (ii) dividing that figure by the Fund's net asset value per share on the last day of the period, and then (iii) annualizing the results.

To compute average annual total return of a Fund for any specified period (i) assume an investment of $1,000 made at net asset value on the first day of the period and that all dividends paid during the period are reinvested in additional shares at net asset value and then (ii) divide the ending balance (I.E., the number of shares now held multiplied by the ending net asset value) by the beginning balance. For a more complete description of the method of computation, see the STATEMENT OF ADDITIONAL INFORMATION.

CAPITAL STOCK; DIVIDENDS

Saturna Investment Trust, an open-end "series trust" was organized as a Washington Business Trust on February 20, 1987. The Trust is an open-end "series trust" that now offers five separate Funds: the four Sextant Funds and Idaho Tax-Exempt (a fund investing in municipal securities in the State of Idaho, and offered through a separate prospectus). The Trust was formerly known as Northwest Investors Trust, and began operations on September 4, 1987. The current investment advisory agreements of the Sextant Funds became effective in connection with changes in their objectives approved at a shareholder meeting on September 28, 1995.

Each Fund is divided into shares of beneficial interest, with equal voting rights. All shares are fully paid, non-assessable, transferable and have rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings, but special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote.

All dividends and distributions for each Fund are distributed pro rata to shareowners in proportion to the number of shares owned.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains, if any, to its shareowners. The Growth Fund and International Fund expect to pay a dividend from net investment income annually, at the end of November. The bond funds declare dividends from investment income daily and pay dividends monthly. Dividends from capital gains, if any, are declared and paid at the end of November.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund that pays them, unless a shareholder has elected to receive either or both in cash.

The Funds intend to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all net income and realized net gains on investments. A Fund is then relieved of paying federal income taxes on amounts it distributes.

At year-end, the Fund's transfer agent reports to you and to the I.R.S. the amount of each redemption you made during the year, as well as the amount of dividends and capital gain distributed to you. Each Fund accounts for its distributions as either taxable capital gains (originating from net realized gains on portfolio transactions), or taxable income (originating from dividends, taxable interest and certain other types of gains). Fund distributions may be subject to state and local taxes.


To avoid being subject to a 31% federal withholding tax on dividends and distributions, you must furnish the transfer agent your correct Social Security or Tax Identification Number.

Shareowners who are not U.S. taxpayers may be subject to a 30% withholding tax under U.S. provisions applicable to foreign investors, unless a reduced rate or exemption is provided under a tax treaty. However, capital gain distributions paid by the Funds are not subject to foreign withholding.


NET ASSET VALUE

Each Fund  computes its net asset value per share each  business day by dividing
(i) the value of all of its securities and other assets,  less  liabilities,  by
(ii) the number of shares outstanding. The Funds compute their net asset values as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Funds' shares are not priced on any customary national business holiday that securities markets are closed. The net asset value applicable to purchases or redemptions of shares of each Fund is the net asset value next computed after receipt of a purchase or redemption order.


The Funds use the price carried by the composite tape of all national exchanges after 4 p.m. New York time to determine the value of stocks in their portfolios. Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Securities for which there are no readily available market quotations and other assets are valued at their fair value as determined in good faith by the Board of Trustees.


Because daily bid prices are not available for many bond issues, the Funds use a matrix of bond yields for various maturities and qualities. Prices are adjusted for factors unique to each bond that are known to the adviser, such as marketability and odd-lot discounts. To verify its knowledge of market factors, the adviser periodically obtains appraisals from independent sources.

HOW TO BUY SHARES

You may open an account and purchase shares by sending a completed Application with a check for $1,000 (U.S. only) or more ($25 under a group or retirement plan) to the Fund of your choice. The Trust does not accept initial orders unaccompanied by payment nor by telephone. The price you receive is the net asset value (see "Net Asset Value") next determined after receipt of a purchase order.

There are no sales charges or loads.

You may purchase additional shares at any time in minimum amounts of $25. Once your account is open, purchases can be made by check, by electronic funds transfer, or by wire.


You may authorize the use of the Automated Clearing House ("ACH") to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. ACH is a system for electronic funds transfer. To use ACH to purchase or redeem shares, simply call the transfer agent. You also may wire money to purchase shares (minimum wire purchase $500), though typically your wiring bank will charge you a fee for this service. Call the transfer agent for the information you will need BEFORE requesting your bank to wire funds.


Each time you purchase or redeem shares, you will receive a statement showing the details of the transaction as well as the current number and value of shares you hold. Share balances are computed in full and fractional shares, expressed to three decimal places.

At the end of each calendar year, you will receive a complete annual statement, which you should retain for tax purposes and a complete historical record of all transactions.

The Sextant Funds offer several optional plans and services, including a prototype defined contribution plan and Individual Retirement Accounts. Materials describing these plans and applications may be obtained from the Adviser or the transfer agent.

Other plans offered by the Funds include: (1) an automatic investment plan, (2) a systematic withdrawal plan to provide regular payments to you, and (3) the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser.

The Funds may be appropriate for a wide range of investors, including corporations, partnerships, associations and other organizations. Accounts may be established by trusts and fiduciaries. You also may make investments as custodian for minor children under the Uniform Gifts [or Transfers] to Minors Act of your state of residence.

HOW TO REDEEM SHARES

You may redeem your shares on any business day of the Funds. The Funds pay redemptions in U.S. dollars, and the amount you receive is the net asset value per share next determined after receipt of your redemption request. The amount received will depend on the value of the investments in that Fund at the time of your redemption, and the amount you receive may be more or less than the cost of the shares you are redeeming. A redemption constitutes a sale for federal income tax purposes, and you may realize a capital gain or loss on the redemption.

The Funds normally pay for shares redeemed or exchanged within three days after a proper instruction is received. To allow time for clearing, redemption of investments made by check may be restricted for up to ten calendar days.

There are several methods you may choose to redeem shares.

                           WRITTEN REQUEST

Write:  Sextant Funds
        Box 2838

        Bellingham WA 98227-2838
        Fax: 360-734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

(A) Redemption check (no minimum) sent to registered owner(s).


(B) Redemption check (no minimum) sent as directed if the signature(s) are guaranteed. If proceeds are to be sent to other than the registered owner(s) at the last address, the signatures on the request must be guaranteed by a national bank or trust company or by a member of a national securities exchange.

  (C) Federal funds wire. The proceeds ($5000 minimum) may be wired to any bank designated in the request if the signature(s) are guaranteed as explained above.


                          TELEPHONE REQUEST

Call:   800-728-8762 or
        360-734-9900

You may redeem shares by a telephone request and choose one of the following options for the proceeds:

  (A) Redemption check (no minimum) sent to registered owner(s).

  (B) ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The ACH authorization must be received by the transfer agent at least two weeks before ACH transfer can be used.

  (C) Exchange ($25 minimum) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account. Of course, shares must be authorized and registered for purchase in your state before an exchange may be made. Exchanging shares may have tax consequences, because an exchange is considered a closing capital transaction for tax purposes.

  (D) Federal funds wire. Proceeds ($5000 minimum) may be wired only to the bank previously designated, or as directed in a prior written instruction with signatures guaranteed, as explained above.

For telephone requests the Funds will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide (1) the name of the person making the request, (2) the name and address of the registered owner(s), (3) the account number, (4) the amount to be withdrawn, and
(5) the method for payment of the proceeds. The Funds also may require a form of personal identification, and provide written confirmation of transactions. The Funds will not be responsible for the results of transactions they reasonably believe genuine.

                            CHECK WRITING

You may also redeem shares in your account by drawing checks on your account for amounts of $500 or more.

The Funds will provide you a small book of blank checks for a $7 fee, which may be payable to any payee. Checks are redeemed at the net asset value next determined after receipt by the transfer agent. If you wish to use this feature, you should request the Check Writing Privilege on the Application at the time you open an account. Note that, as with any redemption, each check is a closing capital transaction for tax reporting purposes.

TRUST MANAGEMENT

Saturna Investment Trust is managed by a Board of five Trustees:
Gary Goldfogel, John E. Love, John S. Moore, Nicholas F. Kaiser and James D. Winship. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. For other information concerning the officers and Trustees, see the STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT ADVISER

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Wash. 98225 (the "Adviser") is the Investment Adviser to the Trust. The Adviser is a Washington State corporation formed in July 1989. Shareholders owning more than 10% of the common stock are: Nicholas
F. Kaiser, Phelps S. McIlvaine, James D. Winship, and Brian A. Anderson. The directors of the Adviser are Nicholas Kaiser (President), James D. Winship (Vice President and Secretary), Phelps S. McIlvaine (Vice President), Brian A. Anderson (Vice President) and Markell F. Kaiser (Treasurer).

Saturna Capital Corporation acts as investment adviser to three other investment companies: Idaho Tax-Exempt Fund (another series of the Trust, offered through another prospectus) with assets of approximately $5 million; Amana Income Fund, which has assets of approximately $12 million and Amana Growth Fund, with approximately $3 million in assets. The advisory fee for Idaho Tax-Exempt Fund is .50% annually and both of the Amana Funds have an advisory and administration fee of .95%. Saturna also manages individual advisory accounts. The Adviser's wholly-owned subsidiary, Investors National Corporation, is a discount brokerage firm and acts as distributor for the Funds without compensation.

Each of the Sextant Funds pays the Adviser an Investment Advisory and Administrative Services Fee (the Base "Fee.")

The Base Fee covers compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is also compensation for certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is 0.60% of average net assets of the Fund per annum, and is payable monthly. However, the Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment").

For each month in which either Bond Income Fund's or Short-Term Bond Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

For each month in which either Growth Fund or International Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

No performance adjustment is applicable during the first year any Agreement is in place.

Selected total return investment performance as published by Morningstar, Inc. will be used as the index for comparison purposes. Each Fund and the Morningstar group to be used are:

Sextant Growth Fund:

"GROWTH FUNDS"

Sextant  International Fund:           "FOREIGN STOCK FUNDS"

Sextant Bond Income Fund:   "CORPORATE BOND FUNDS-HIGH QUALITY"

Sextant Short-Term Bond Fund:   "CORPORATE BOND FUNDS-HIGH

QUALITY"


If a particular index is no longer available or becomes unavailable or inappropriate, in the opinion of the Board, it may select another.

Each Fund pays its own taxes, brokerage commissions, trustees' fees, legal and accounting fees, insurance, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners, and certain other expenses.

The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services to conduct the business of the Funds, as well as other expenses.

The Adviser's subsidiary, Investors National Corporation ("INC"), is a broker-dealer engaged in a general brokerage business and conducts all its transactions on an agency basis for "deep discount" commissions. Most stock brokerage for the Trust is conducted through INC. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund.

The Adviser voluntarily limits expenses of Bond Income Fund and Short-Term Bond Fund to 0.60% through March 31, 1997. The Adviser waives all its fee as to either of these Funds so long as assets of that Fund are less than $2 million. A waiver has the effect of subsidizing the yield for the period it is in effect.

Nicholas Kaiser, primary manager of the Growth and International Funds, has managed mutual funds since 1976. Phelps McIlvaine, manager of Bond Income and Short-Term Bond Funds, entered the investment business in 1976 and managed bond hedge funds from 1987 to 1993. He managed the predecessor to Bond Income Fund from 1994, and manages Idaho Tax-Exempt Fund, another series of the Trust.

Managers of the Funds and other investment personnel are permitted to engage in securities transactions for their own accounts in accordance with a code of ethics that requires advance approval of all trades and disclosure of all holdings. It also contains other provisions.

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[GRAPHIC OMITTED]
    INVESTMENT APPLICATION for
    q Sextant GROWTH FUND
    q Sextant INTERNATIONAL FUND
    q  Sextant BOND INCOME FUND
    q  Sextant SHORT-TERM BOND FUND

Mail application and check to:                       For assistance, call:
   SATURNA INVESTMENT TRUST                   (800) SATURNA  or  (360)

734-9900

    Box 2838, Bellingham WA 98227-2838                     FAX (360) 734-0755

ACCOUNT TYPE AND NAME

  q Individual

     First                  Middle Initial               Last

  Social Security Number                        Date of Birth___________

  q  Joint with

            First                  Middle Initial               Last

    Joint Owner's Social Security Number

   (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)

  q  Gifts to Minor                     AS CUSTODIAN FOR

                    Name of Custodian                            Name of Minor

                    q UNIFORM GIFTS TO MINORS ACT

        UNDER THE     q UNIFORM TRANSFERS                            /
      State       TO MINORS ACT Minor's Soc. Sec. No.    Minor's Birthdate

  q Other

        Indicate   name  of   corporation,   other   organization   or  fiducTax
         Identification Number If a trust, include name(s) of trustees and date of trust instruments.

        Name(s) of person(s) authorized to transact business for the above entity.

MAILING

ADDRESS   Street                                  Apt., Suite, Etc.

 City                               State                        ZIP

TELEPHONE  (  )                         (     )
           ----------------------       -------
              Daytime                             Home

CITIZENSHIP    q  U.S.     q   Resident Alien    q  Non-Resident Alien

                                                                  Country

INITIAL INVESTMENT  $

(Minimum $1000) Make check payable to the Fund being purchased.

TELEPHONE REDEMPTION PRIVILEGES

  You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund will endeavor to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification, and providing written confirmation of transactions.)

ACH TELEPHONE TRANSFER PRIVILEGE

     q To transfer funds by ACH at no charge to or from my

        (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account designated. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

AUTOMATIC INVESTMENT PLAN

  q  Invest $ _______ into this Fund on the _____ day of each month
      (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

CHECK WRITING  PRIVILEGE  ($500 per check  minimum)  ($7  checkbook  charge) q I
  (We)hereby request the Custodian to honor checks drawn by me

      (us) on my (our) account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor any Sextant Mutual Fund shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

    q Single Signature Authority -- Joint Accounts Only:  (CHECKS FOR

      JOINT ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Funds and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

    Date                            Signature of Individual (or Custodian)

    Date                            Signature of Joint Registrant, if any

                            [GRAPHIC OMITTED]

                                  NO-LOAD MUTUAL FUNDS

=====================================================================

=====================================================================
                   PLEASE SAVE THIS QUICK GUIDE TO

                 THE SEXTANT MUTUAL FUNDS

ACCOUNTS

      Open your account by sending a completed Application to the Trust, indicating your Fund selection. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative to whom you may refer all questions regarding your account(s). Extra forms will be sent for certain accounts, such as IRA's.

INVESTMENTS

      Initial investments are $1,000 or more ($25 under a group or retirement plan), and must be accompanied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS

      You may sell your shares any time. As with purchases, you may choose from several methods including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS

      On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available for an extra fee.

DIVIDENDS AND PRICES

      Sextant Bond Income Fund and Sextant Short-Term Bond Fund declare dividends daily and pay them monthly. Sextant Growth Fund and Sextant International Fund pay dividends at the end of November. The Funds' prices are available by calling the Funds at 800-SATURNA.

FREE RETIREMENT PLANS

      We offer a defined contribution Profit-Sharing / Money Purchase plan and an Individual Retirement Account. There are no extra fees or charges for these plans.

FOR MORE INFORMATION

      Please consult the applicable pages of this Prospectus for additional details on the Sextant Funds and their shareholder services. You may also call 1-800-SATURNA (1-800-728-8762) with any questions.

                               PART B

            STATEMENT OF ADDITIONAL INFORMATION

=====================================================================
                              1

=====================================================================


                 SATURNA INVESTMENT TRUST

                         SEXTANT GROWTH FUND
                      SEXTANT BOND INCOME FUND

                     SEXTANT INTERNATIONAL FUND
                    SEXTANT SHORT-TERM BOND FUND

                          1300 State Street
                    Bellingham, Washington 98225

                            360-734-9900

                             800-SATURNA

                 STATEMENT OF ADDITIONAL INFORMATION
                           March 29, 1996

The Sextant Funds are series of Saturna Investment Trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. This Statement of Additional Information is not a Prospectus. It merely furnishes additional information that should be read in conjunction with the Funds' prospectus dated March 29, 1996 The Funds' prospectuses may be obtained free of charge by telephoning the numbers above or writing the Funds at the address shown above.

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                            TABLE OF CONTENTS

                                      Page

General Information and History...........................2
Investment Objectives and Policies........................3
Investment Considerations.................................7
Portfolio Turnover........................................9
Performance Data ........................................10
Management of the Trust..................................12
Principal Holders of Securities..........................15
Investment Advisory and Other Services...................16
Brokerage Allocation.....................................19
Purchase, Redemption and Pricing of Securities Being
Offered                                                  20
Tax Status...............................................20
Financial Statements.....................................21

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                   GENERAL INFORMATION AND HISTORY

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares in any Fund of the Trust. The Trust may establish additional Funds in the future by approval of the Trustees. All shares will have no par value and when issued will be fully paid and non-assessable and will have no preemptive, conversion, or sinking fund rights.

The Trust has five separate Funds, four of which are offered as the Sextant Funds through this Prospectus and Statement of Additional Information: Sextant Growth Fund (formerly known as Northwest Growth Fund), Sextant Bond Income Fund (formerly known as Washington Tax-Exempt Fund), Sextant International Fund, and Sextant Short-Term Bond Fund. The remaining Fund, Idaho Tax-Exempt Fund (initially known as the Idaho Extended Maturity Tax-Exempt Fund) is offered through a separate Prospectus and Statement of Additional Information.

                 INVESTMENT OBJECTIVES AND POLICIES

This section is provided only for the purpose of expanding or outlining certain policies and restrictions not thoroughly covered in the Prospectus.

SEXTANT GROWTH FUND seeks long-term growth. The Fund invests in common stocks and other equity-type securities. Although income is considered when an investment is considered, the Fund is not designed for investors seeking income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks and preferred stocks, but may also invest in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in straight-debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign securities, including foreign government obligations and foreign equity and debt securities that are traded in the U.S. (See the discussion of international investing under "Sextant International Fund" and "Investment Considerations" below.)

Under normal market conditions, the Fund expects to be substantially fully invested in the types of securities described in the preceding paragraphs. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents.

SEXTANT INTERNATIONAL FUND'S objective is long term growth by investing primarily in a diversified portfolio of foreign common stocks and other equity-type securities (e.g. securities convertible into common stocks and preferred stocks.) The Fund ordinarily does not invest in straight-debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers.) The Fund ordinarily invests in securities of at least three countries outside the U.S. However, to the extent that investments meeting the Fund's criteria for investment are not available or when the Adviser considers a temporary defensive investment position advisable, the Fund may invest without limitation in high-quality debt obligations or U.S.

government obligations or hold cash or cash equivalents.

Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income. The Fund pursues its objective by investing primarily in common stocks and securities convertible into common stocks, but may also invest in other securities that are suited to the Fund's investment objectives, including preferred stocks and debt securities.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a company's home country in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru). Investments in foreign securities, especially those in less developed and emerging markets present additional risk. (See "Investment Considerations.")

Although the Fund may invest throughout the world outside the U.S. and determine that it is in the best interest of the Fund and shareholders to keep assets in those countries in which the Fund is investing, as a matter of operating policy (that can be changed by the Board of Trustees), the Fund presently limits its investments to those securities of foreign issuers that are traded and settled in the U.S. or to American Depository Receipts ("ADR's") that represent underlying shares of foreign issuers. (ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities.) Positions in these securities are generally valued in U.S. dollars, they are not necessarily denominated in the same currency as the underlying security into which they may be converted. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. Unsponsored ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. (See also "Investment Considerations" below.)

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (that is, the dollar strengthens) the value of the Fund's securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

SEXTANT SHORT-TERM BOND FUND seeks capital stability and a high level of current income. The Fund pursues this objective by investing primarily in marketable short-term debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will not exceed three years.

SEXTANT BOND INCOME FUND seeks high current income. The Fund pursues this objective by investing primarily in marketable long-term debt securities. As an operating policy that may be changed by the Board of Trustees, under normal market conditions the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

The risks and investment returns offered in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations will affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.

Short-Term Bond Fund is appropriate for investors who seek yields that are typically higher than are usually available from money market instruments. By limiting itself to shorter maturities, Short-Term Bond Fund should provide less net asset fluctuation than shareholders might expect from a longer-term bond fund, such as Bond Income Fund.

Bond Income Fund is intended for investors who seek a higher level of income than is generally available from a shorter-term fund, yet who can accept greater levels of interest rate and other risks associated with investment in longer-term securities.

The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

Under normal market conditions, each of Sextant Short-Term Bond Fund and Sextant Bond Income Fund will invest at least 65% of the value of its total assets (taken at market value at the time of investment) in "bonds," meaning:

      (1) Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or A) or by Standard & Poor's Corporation ("S&P") (AAA, AA or A)*

      (2)   U.S. Government Securities;

      (3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

      (4) Bank obligations, including repurchase agreements+ of banks, having total assets in excess of $1 billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade. (See "Appendix" for more information regarding ratings of debt securities.)

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the Funds' shares will fluctuate in value.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue. These issues may or may not represent the guarantee of the U.S. Treasury.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser's opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds.

                      INVESTMENT CONSIDERATIONS

Investing in securities entails both market risk and risk of price variation in individual securities. THIS IS TRUE EVEN FOR DEBT SECURITIES ISSUED BY THE U.S. GOVERNMENT. By diversifying its investments, each Fund may reduce the risk associated with owning one or a few individual securities. However, there is no assurance that any Fund will achieve its investment objectives.

The Growth Fund and the International Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets.

INVESTMENT IN FOREIGN SECURITIES

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. There is also a risk of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, adoption of foreign government restrictions, or adverse political, social or diplomatic developments that could affect investment in these nations.

SHORT-TERM BOND FUND AND BOND INCOME FUND

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of each Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise the price of bonds held in the Funds will fall; when rates fall, the price of such bonds will generally rise. In addition, there is a risk that the issuer of a bond or other security will fail to make timely payments of principal and interest.

The risks inherent in these Funds depend primarily on the terms and quality of the obligations in that Fund's portfolio, as well as on market conditions. Interest rate fluctuations will affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.

INVESTMENT RESTRICTIONS. In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Funds shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Funds shall not invest in securities so as to not comply with Subchapter M of the Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of either Fund's total assets, and no more than 10% of the Fund's voting securities of any one issuer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or NASDAQ's National Market System); commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, no Fund of the Trust shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. No Fund of the Trust shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

No Fund shall purchase securities of any issuer in excess of 5% of the Fund's total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation. No Fund will purchase securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired in units or attached to securities may be deemed to be without value.

Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceed by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives;
(2) the classification of the Trust as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (3) the policies listed under "Investment Restrictions."

                         PORTFOLIO TURNOVER

The Funds have no restrictions on portfolio turnover and buy or sell investments according to the Adviser's assessment of the market and the economy. The figures regarding turnover in the following paragraph's reflect the operations of certain Funds under their previous objectives. The portfolio turnover for these Funds under their present policies is not expected to be materially different, however.


The portfolio turnover rate of the Sextant Growth Fund (previously Northwest Growth Fund) for the fiscal years ended November 30, 1995, 1994, and 1993, was 40%, 12%, and 25%, respectively.

The portfolio turnover rate of the Sextant Bond Income Fund (previously Washington Tax-Exempt Fund) for the fiscal years ended November 30, 1995 and 1994 and for the period March 1, 1993 (commencement of operations) to November 30, 1993 was 77%, 74% and 36% (not annualized).

Portfolio turnover for Sextant Short-Term Bond Fund and Sextant International Fund for the period September 28, 1995 (inception) through November 30, 1995 was 0% and 12%, respectively.


                          PERFORMANCE DATA

The figures regarding yield and total return in the following paragraphs reflect the operations of certain Funds under their previous objectives. Consequently, no inference as to future performance of the Sextant Growth Fund or Sextant Bond Income Fund should be drawn nor is any such implication intended.

Certain  factors  should be taken into  account  before  using Total  Return and
Current  Yield   information  as  a  basis  for  comparison   with   alternative
investments. No adjustment is made for taxes payable on distributions. The performance for any given past period is not an indication of future rates of return or yield on its shares.


The Sextant Growth Fund's total return for the one year period ended November 30, 1995 was 30.76%. Average annual total return from April 1, 1987 (inception of the Northwest Growth Fund) through November 30, 1995 was 7.49%. Performance figures for the Northwest Growth Fund for the period prior to October 12, 1990, reflect the Fund's investment objective at that time of tax-free income and capital preservation.

The total return of the Sextant Bond Income Fund (formerly Washington Tax-Exempt
Fund) for the one year period ended November 30, 1995 was 17.69%. Average annual total return for the period March 1, 1993 (commencement of operations) through November 30, 1995, was 4.30%.

The total return of the Sextant Short-Term Bond Fund and Sextant International Fund for the period September 28, 1995 (inception) through November 30, 1995 was 1.05% and (0.20)%, respectively.


Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

            P (1 + T)n   =   ERV

Where

            P = a hypothetical initial Payment of $1,000 T = average annual Total return n = Number of years ERV =Ending Redeemable Value of the $1,000 payment made at the beginning of the period.

To solve for average Total Return, the formula is as follows:

            T  =  (ERV/P) 1/n  - 1

The Funds utilize the following procedures in determining yield. The yield calculation is based on a 30 day period and is computed by the following formula using the compounded semi-annual APR:

      Nominal Yield = [ [ [ ( (a-b) / ( c*d ) ) + 1 ] -1 ] /30 ] * 360

      Compounded Semi-Annual APR = [ [ 1 + [ Nominal Yield / 2 ] ] 2  ] - 1

Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share (equivalent to Net Asset Value for no-load funds) on the last day of the period.


The figures regarding yield and total return in this paragraphs reflect, at least in part, the operations of Sextant Bond Income Fund under its previous objectives. Consequently, no inference as to future performance of Sextant Bond Income Fund should be drawn nor is any such implication intended. The yield on Sextant Bond Income Fund for the 30-day period ended November 30, 1995 was 4.8%.


In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. A Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Trust assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Trust or the Funds are:

                Barron's            Money
                Business Week       Mutual Fund Letter
                Changing Times      Morningstar
                Consumer Reports    New York Times
                Consumer Digest     Pensions and Investment
                Financial World     USA Today
                Forbes              US News and World Report
                Fortune             Wall Street Journal
                Investors Daily


The Funds may also compare themselves to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:

      Dow Jones Industrials         New York stock Exchange  Composite
      Standard  & Poor's  500 Stock Index

         Index                      American Stock Exchange  Composite
      Standard    &   Poor's    400 Index

         Industrials                NASDAQ Composite
      Wilshire 5000                 NASDAQ Industrials
      Russell 2000                  Lipper General Equity Fund Average
      Lipper  Capital  Appreciation Lipper Equity Funds Average

         Fund Average               Lipper Growth Fund Index
      Lipper Growth Funds Average   Lipper   Growth  &   Income   Fund
      Lipper Small  Company  Growth Average

         Fund Average               Lipper Balanced Fund Average
      Lipper   Equity  Income  Fund Lipper Growth & Income Fund Index

         Average                    Lipper Equity Income Fund Index
      Lipper  Capital  Appreciation Lipper Balanced Fund Index

         Fund Index                 Ibbotson Common Stocks Index
      Lipper Growth Fund Index
      Lipper Small  Company  Growth

         Fund Index
      Morningstar    Mutual    Fund

         Indices

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated and published by these independent services. The Funds may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting a Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.

                       MANAGEMENT OF THE TRUST

Information concerning Trustees and Officers of the Trust and their principal occupations for the past five years is shown below:

GARY A. GOLDFOGEL, M.D., Trustee
1500 N. State Street, Bellingham, WA 98225.
Pathologist and Medical Dir., Whatcom Pathology Lab. Whatcom County; Medical Examiner, Whatcom County

NICHOLAS KAISER, M.B.A., C.F.A. - President and Trustee *
 1300 N. State Street, Bellingham, WA 98225.
President of Saturna Capital Corporation, since July 1989.
President of Unified Management Corporation, Indianapolis IN, investment advisers and brokers, from 1976 through June 1989.

JOHN E. LOVE, Trustee
Box 188, Garfield, Washington 99130
Owner, J.E. Love Co., international agricultural equipment manufacturer, Garfield, WA
Director, Bank of Whitman, Colfax, Wash.
Rear Admiral, U.S. Navy, Retired.

JOHN S. MOORE, Trustee
 College of Business and Economics, Western Washington University, Bellingham, WA 98225-9077
Professor of Business Administration

JAMES D. WINSHIP, J.D., M.B.A.- Trustee and Secretary*
1300 N. State Street, Bellingham, WA 98225.
Vice President and Secretary, Saturna Capital Corporation, October 1991 to present.
Editor-at-large, FUND DIRECTIONS industry newsletter, December 1991 to present.
Executive Vice-President and member of the management committee, Stein Roe & Farnham Incorp., Chicago IL, investment adviser, and head of its mutual fund division, prior to October 1991.

PHELPS S. MCILVAINE - Vice President
1300 N. State Street, Bellingham, WA 98225.
Vice President and Director Saturna Capital Corporation, January 1994 to present.
Bond ArbitrageTrader, Hickey Financial, Chicago Illinois 1987-1994

MEREDITH L. ROSS - M.B.A., Treasurer
1300 N. State Street, Bellingham, WA 98225.
Assistant Treasurer, Saturna Capital Corporation, September 1989 to present.

* Nicholas Kaiser and James Winship are each an "interested person" of the Trust as defined in the Investment Company Act of 1940.


Beginning January 1, 1996, the Trust pays disinterested trustees $100 per meeting attended and reimbursement of travel expenses (pro-rata to each Fund). Neither Mr. Winship nor Mr. Kaiser receives compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust. Prior to that time all Trustees served without compensation, as set forth below.


                                  Pension or                         Total
                     Aggregate    Retirement                         Compensation
Name of              Compensa-    Benefits Accrued Estimated Annual  From Registrant
Person;              tion From    As Part of Fund  Benefits Upon     and Fund Complex
Position             Registrant   Expenses         Retirement        Paid to Directors

GARY GOLDFOGEL,              $0         $0           $0                    $0
Trustee

JOHN E. LOVE,                0          0            0                      0
Trustee

JOHN S. MOORE,               0          0            0                      0
Trustee

NICHOLAS F. KAISER           0          0            0                       0
Trustee

JAMES D. WINSHIP             0          0            0                      0
Trustee

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee, consisting of the disinterested directors, meets to select the independent accountant and review all audit reports. There is no separate nominating committee.

As of February 6, 1996 officers, trustees and their families as a group, own the following shares of the Funds


                                                  Percent of
          Fund                Shares Owned       Outstanding
        Sextant Short-Term Bond     65,625               16%
        Sextant Bond Income Fund    69,682               29%
        Sextant Growth Fund         24,964               14%
        Sextant International Fund  41,624               44%

                   PRINCIPAL HOLDERS OF SECURITIES


As of February 6, 1996 the only shareholders of Sextant Short-Term Bond Fund owning 5% or more were as follows:

      Name                                Shares              Percentage
      SAFA Trust, Inc.
      c/o Omar Oshraf                    200,363                     48%

      Nicholas F. Kaiser

      Markell F. Kaiser, Jt. Ten.         50,863                     12%

      Henry D. Klein                      30,054                   7.23%

      Investors National Corporation      25,294                      6%

As of February 6, 1996 the only shareowner with 5% or more of sextant Bond Income Fund were as follows:

      Name                                Shares              Percentage

      Nicholas F. Kaiser

      Markell F. Kaiser, Jt. Ten.       42,495                       17%

      Carol Lingow, Guardian

      FBO Robert C. Schmidt               25,757                     11%

      Saturna Capital Corporation         21,199                      9%

      Luzenia B. Redpath                  19,617                      8%

      Loie E. Haggen                      15,977                      7%

      Kust Enterprises Inc. Pension and

      Profit Sharing Plan                 15,211                      6%

      Frederick M. Graham

      Mary J. Graham, Jt. Ten.            13,135                      5%

      Northwest Radiologists, Inc. PS

      401(k) FBO Donald C. Barnett        12,897                      5%

As of February 6, 1996 the only shareowners with 5% or more of Sextant Growth Fund were:

      Name                                Shares              Percentage
      Northwest Radiologists Inc. PS
      401(k) Plan FBO Donald C. Barnett   18,437                     10%

      Nicholas F. Kaiser IRA Rollover     17,448                     10%

      Michael R. McRory                    9,151                      5%

As of February 6, 1996 the only shareowners with 5% or more of Sextant Growth Fund were:

      Name                                Shares              Percentage
      Nicholas F. Kaiser IRA Rollover     23,509                     25%

      Northweest Radiologists Inc PS

      401(k) Plan FBO Donald C. Barnett   15,927                     17%

      Northwest Eye Clinic Employee Pension

      Trust #13                            6,937                      7%

      Ralph H. Rinne

      Eleanor W. Rinne Jt. Ten.            5,181                      5%

      James D. Winship Special Account     5,076                      5%

      Markell F. Kaiser, IRA Rollover      5,000                      5%

      Markell F. Kaiser CUST               5,000                      5%

               INVESTMENT ADVISORY AND OTHER SERVICES


Each  of  the  Sextant   Funds   monthly   pays  the  Adviser  an  Advisory  and
Administrative Services Fee (the "Base Fee").

The Base Fee covers certain administrative services such as portfolio accounting, shareholder and financial reporting, shareholder servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment.")

"PERFORMANCE ADJUSTMENT" FOR SEXTANT BOND INCOME FUND AND SEXTANT SHORT-TERM BOND FUND

For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

No performance adjustment is applicable during the first year the Agreement is in place.

PERFORMANCE ADJUSTMENT FOR SEXTANT GROWTH FUND AND SEXTANT INTERNATIONAL FUND

For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year. If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%. If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

No Performance Adjustment is payable during the first year the Agreement is in place.

Total return investment performance as calculated and published by Morningstar, Inc. for selected groups of mutual funds will be used as the index for comparison purposes. Each Fund and the comparative Morningstar group to be used are:

Sextant Growth Fund:  "GROWTH FUNDS"

Sextant  International Fund: "FOREIGN STOCK FUNDS"

Sextant Bond Income Fund:   "CORPORATE BOND FUNDS-HIGH QUALITY"

Sextant Short-Term Bond Fund:   "CORPORATE BOND FUNDS-HIGH QUALITY"

In the event that a particular index is no longer available or otherwise becomes unavailable or inappropriate, in the opinion of the Board of Trustees, the Board may select another to replace it.

The Adviser has also voluntarily undertaken to limit expenses of Bond Income Fund and Short-Term Bond Fund to 0.60% through March 31, 1997. A waiver may have the effect of subsidizing the yield for the period it is in effect.

Each Fund pays its own taxes, brokerage commissions, trustees' fees, legal and accounting fees, insurance, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners.

The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services required to conduct the business of the Fund, as well as transfer agency and certain other expenses.

For no additional charges, the Adviser provides services as the transfer agent, registrar and dividend-paying agent for each Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes each Fund with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The mailing of all financial statements, notices and prospectuses to shareowners is performed by the transfer agent. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts. Each Fund reimburses Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions.

The laws and regulations of various states set expense limitations for mutual funds as a condition for registration to offer and sell shares in that state. Usually, the expense limitation requires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a Fund for its fiscal year. The only state the adviser believes maintains an expense limitation is California, which limits aggregate annual expenses (with exceptions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of the remaining average net assets.

National City Bank, Indianapolis, Indiana 46255 is the custodian of the Funds' securities and other assets. As custodian, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of each Fund pays the authorized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner by check drawn on the custodian bank.

Price Waterhouse, LLP 1001 Fourth Avenue Plaza, Seattle, Washington 98154 serves as the independent accountants for the Trust. The independent accountants conduct the annual audit of the Trust as of November 30 and prepare the tax returns of each Fund.

PRIOR TO SEPTEMBER 28, 1995, UNDER THE ADVISORY CONTRACTS THEN IN EFFECT, SEXTANT GROWTH FUND AND SEXTANT BOND INCOME FUND WERE OBLIGATED TO PAY SATURNA CAPITAL FEES UNDER MANAGEMENT CONTRACTS THAT ARE NO LONGER IN EFFECT.

Under the former contracts, Northwest Growth Fund, predecessor to Sextant Growth Fund paid Saturna Capital monthly an advisory fee at the rate of 0.75% of average daily net asset value annually. Similarly, Washington Tax-Exempt Fund, predecessor to Sextant Bond Income Fund was obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Under the former contracts, the Adviser received a separate fee as compensation for services as transfer agent and dividend disbursement agent. Each Fund paid Saturna an annual fee of $1.10 per month per shareowner account (plus $.30 per month for Funds paying dividends more frequently than once per quarter). Each Fund reimbursed Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions. For the fiscal year ended November 30, 1995, Sextant Growth Fund, (formerly Northwest Growth Fund paid transfer agent fees of $1,272, and Sextant Bond Income Fund (formerly Washington Tax-Exempt Fund) paid $842.


For fiscal 1995, Sextant Growth Fund paid investment adviser and administration fees of $7,255, a portion of which was paid under the new contract approved by shareholders effective September 28, 1995. For fiscal 1994, under the former contracts Sextant Growth Fund paid $9,318 in administrative and advisory fees, and no waiver or reimbursement was required. For fiscal 1993, that Fund paid $10,504 in administrative and advisory fees, and no waiver or reimbursement was required.

For fiscal 1995, Sextant Bond Income Fund paid investment adviser and administration fees of $5,838, all of which was waived under the adviser's voluntary expense reimbursements. For fiscal 1994, under the former contracts Sextant Bond Income Fund paid $8,394 in administrative and advisory fees of which Saturna Capital waived or reimbursed $8,046. For the period March 1, 1993 (commencement of operations) through November 30, 1993, that Fund was obligated to pay $5,809, of which $4,184 was reimbursed or waived by the adviser.

For the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund and Sextant international Fund paid investment adviser and administration fees of $605 (all of which was reimbursed under voluntary expense limitations) and $296, respectively.


                        BROKERAGE ALLOCATION

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supplemental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other account serviced by the Adviser.

The primary consideration in effecting securities transactions for each Fund is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

The Adviser's subsidiary, Investors National Corporation, is qualified as a broker-dealer to engage in a general brokerage business. Investors National Corporation conducts all its transactions on an agency basis for established "deep discount" commissions; it does not make markets, "deal," or maintain inventories of securities. It is expected that most stock brokerage for the Trust will be conducted through Investors National Corporation, and the Board of Trustees has given permission for the Adviser to so direct. For brokerage conducted through an affiliate of the Adviser, the Trustees have adopted procedures reasonably designed to ensure that such brokerage fees are reasonable and fair compared to remuneration received by other brokers in comparable transactions. The Trustees are provided detailed quarterly monitoring reports and review the procedures at least annually.


For fiscal years 1995 and 1994, Sextant Growth Fund paid $3,188 and $1,514 in brokerage commissions to Investors National Corporation. For the period September 28, 1995 (inception) to November 30, 1995, Sextant International Fund paid $267 in commissions to Investors National Corporation. This represented 100% of the Fund's commissions and aggregate brokerage transactions for each of these years. Similarly, for fiscal years 1995 and1994 Sextant Bond Income Fund paid no brokerage commissions. Similarly, for the period September 28, 1995 (inception) through November 30, 1995, Sextant Short-Term Bond Fund paid no commissions.


        PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING

                               OFFERED

See HOW TO BUY SHARES, HOW TO REDEEM SHARES and NET ASSET VALUE in the Prospectus for an explanation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of each Fund may be exchanged for shares of other Funds of Saturna Investment Trust. Exchange will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.

                             TAX STATUS

Saturna Investment Trust is organized as a "series" investment company. At present only the Funds and Idaho Tax-Exempt Fund are offered, but the Trust may create in the future additional funds with different investment objectives. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each separate Fund will differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.


Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies, which relieve the Funds of federal income taxes on the amounts so distributed. For Sextant Growth Fund and Sextant International Fund, dividends from net investment income and distribution of any capital gains are made at the end of the fiscal year in November. The Sextant Bond Income Fund and Sextant Short-Term Bond Fund pay dividends from net investment income daily, which are reinvested as distributed at each month-end. Distribution of any net realized capital gains is made at the end of the fiscal year in November.


The amount of investment income and capital gains, if any, which will be available for distribution by a Fund in the future cannot be predicted due to continually changing economic conditions and market prices.

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Fund. The shares purchased with dividends or capital gains distributions may be redeemed using any of the methods for redemption of shares.

Distributions and dividends may be subject to federal, state and local taxes. Shareowners will be taxed whether the shares automatically purchased with dividends and distributions are left in the Fund or are paid to the shareowner.

Shortly after the end of each calendar year shareowners are mailed a Form 1099-DIV advising of the dividends paid the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to withhold 31% of dividend income. Income dividends to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.


                        FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Information. The financial statements and selected per share data and ratios dated November 30, 1995, together with the report of independent accountants dated December 15, 1995, are considered a part of the Statement of Additional Information and are incorporated by reference.

                        APPENDIX-BOND RATINGS

GENERAL. Moody's and S&P's ratings represent their opinions as to quality of the bonds which they undertake (for a fee) to rate. Such ratings are not intended to be an absolute standard of quality. A rating is not a recommendation to buy, sell or hold a bond because it does not take into account market value or suitability for a particular investment purpose. Ratings may vary from service to service, and may be changed, withdrawn or suspended without notice for a variety of reasons.

BOND RATINGS

MOODY'S INVESTORS SERVICES, INC., describes its ratings for debt securities as follows:

      AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which may make the long-term risks appear somewhat larger than in Aaa bonds.

      A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAA Bonds rated Baa are considered as medium grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S describes its rating for debt securities as follows:

      AAA Debt rated AAA has the highest rating. Capacity to pay interest and to repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and to repay principal, and differs from the higher rated issues only in small degree.

      A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effect of changes and circumstances in economic conditions than debt in higher rated categories.

      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICES, INC. employs the following designations, all investment grade

                        PRIME-1     Highest quality
                        PRIME-2     Higher quality
                        PRIME-3     High Quality

If an issuer represents that its commercial paper is supported by the credit of another entity or entities, Moody's evaluates the financial strength of that affiliated entity as one factor in the total rating assessment.

STANDARD & POOR'S describes its rating and their meanings as follows:

      A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

      AA This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign.

=====================================================================
1

=====================================================================
CROSS REFERENCE SHEET

 PART A                                 PROSPECTUS CAPTIONS

1.  Cover Page                          About the Trust;Expenses

2.  Synopsis                            Expenses

3.  Condensed Financial Information          Expenses; Financial Highlights

4.  General Description of Registrant      About the Trust,Investment Objectives
                                            and Policies; InvestmentPolicies
                                             and Risk Considerations

5.  Management of the Fund              Trust Management,Investment Adviser

6.  Capital Stock and Other Securities       Capital Stock; Dividends

7.  Purchase of Securities Being Offered     Net Asset Value, How to Buy Shares

8.  Redemption or Repurchase             How to Redeem Shares

9.  Pending Legal Proceedings            Not Applicable


PART B                                  INFORMATION CAPTIONS

10.  Cover Page                          Cover Page

11.  Table of Contents                  TABLE OF CONTENTS

12.  General Information and History         General Information and History

13.  Investment Objectives & Policies        INVESTMENT OBJECTIVES AND POLICIES;
                                             PORTFOLIO TURNOVER; INVESTMENT
                                        CONSIDERATIONS

14.  Management of the Registrant       MANAGEMENT OF THE TRUST

15.  Control Persons and Principal      PRINCIPAL HOLDERS OF SECURITIES
Holders of Securities

16.  Investment Advisory and Other           INVESTMENT ADVISORY
          Services                      AND OTHER SERVICES

17.  Brokerage Allocation and Other          BROKERAGE ALLOCATION
           Practices                         PORTFOLIO TURNOVER

18.  Capital Stock and Other Securities Not Applicable

19.  Purchase, Redemptions and Pricing  PURCHASE, REDEMPTION AND
          of Securities Being Offered        PRICING OF SECURITIES

BEING OFFERED

20.  Tax Status                              TAX STATUS

21.  Underwriters                       Not Applicable

22.  Calculations of Performance Data   PERFORMANCE DATA

23.  Financial Statements                    FINANCIAL STATEMENTS

=====================================================================
1

=====================================================================

SATURNA INVESTMENT TRUST OFFERS IDAHO TAX-EXEMPT FUND, A

NO-LOAD MUTUAL FUND.

IDAHO TAX-EXEMPT FUND seeks income exempt from federal and Idaho income taxes by investing in a portfolio of Idaho municipal securities. The secondary objective is to preserve capital.

A Statement of Additional Information dated March 29 , 1995 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a free copy by writing or calling:

                           SATURNA CAPITAL
                               1300 N. STATE STREET
                               BELLINGHAM, WA 98225

                           800/ SATURNA [800/ 728-8762]

                            E-MAIL: IDAHO@SATURNA.COM

This Prospectus contains information you should read before investing in the Funds. Please read it carefully and keep it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES AUTHORITY NOR HAS THE COMMISSION OR ANY STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC OMITTED]

FROM

                          [GRAPHIC OMITTED]

                             MUTUAL FUNDS

                         NO-LOAD,
                     NO SALES CHARGE,

                          NO 12B-1

                  PROSPECTUS
                            March 29, 1996

=====================================================================
12

=====================================================================
                                  1


EXPENSES

The Fund imposes no sales load on purchases or reinvested dividends, no "12b-1" fees, nor any deferred sales load upon redemption. There are no redemption fees or exchange fees. The following table illustrates operating expenses of the Fund for the fiscal year ended November 30, 1995.

 ANNUAL FUND OPERATING EXPENSES
               (as a percentage of average net assets)

Management and Administrative Fees (after     0.32%
waiver)
12b-1 Expenses                                NONE
Other Expenses                                0.43%
Total Fund Operating Expenses                 0.75%*

For Example:

The Fund estimates paying        1 year --       $8
these expenses on a $1,000       3 years--       $25
investment, assuming 5%          5 years--       $44
annual return:                   10 years--      $100

            *The Adviser voluntarily limited operating expenses of the Fund at 0.75% annually through November 30, 1995 and to .80% through March 31, 1997. This limit, first adopted in October 1990, has been extended through March 31, 1997. Without the limitation, the management and administrative fee would have been 0.50% and operating expenses of the Fund would have been 1.01%. The example assumes a continuation of this expense cap for the 3, 5 and 10 year periods.

The preceding information is intended to help you in understanding the various (both direct and indirect) expenses that an investor will bear. This table should not be considered a representation of past or future expenses and actual expenses are likely to be more or less than those shown. See FINANCIAL HIGHLIGHTS and INVESTMENT ADVISER for more details.

FINANCIAL HIGHLIGHTS

[GRAPHIC OMITTED]

Selected data for a share of IDAHO TAX-EXEMPT FUND beneficial interest outstanding throughout each period. The following schedule for each of the six years ended November 30, 1995 has been audited by Price Waterhouse, LLP independent accountants, whose report thereon is included in the Annual Report to Shareowners, which is incorporated by reference into the Statement of Additional Information. The data for each of the two years in the period ended November 30, 1989 and for the period September 4, 1987 (commencement of operations) through November 30, 1987 were audited by other independent accountants whose report dated January 19, 1990 expressed an unqualified opinion on those data. This schedule should be read with the other financial statements and notes thereto included in the Trust's Annual Report which also includes Management's Discussion of the Fund's performance. The Trust's Annual Report is available without charge from the Trust.
`
                                                                                             Sept.4 '87
                                                                                              (Commence-
                                                                                               ment of Op-
                                  -----------------------------------------------------------  erations) to
                                  1995    1994    1993    1992    1991    1990    1989    1988 Nov. 30 '87

Net asset value at beginning
   of period                     $4.76   $5.23   $ 5.16  $ 5.10  $5.03   $5.07    4.98   $5.03  $5.00
   Income From Investment
   Operations
   Net investment income         0.26    0.27    0.25    0.28    0.30    0.33    0.35    0.35    0.02
   Net gains or losses on
   securities(both realized
     and unrealized)            0.52   (0.46)   0.12    0.09    0.07   (0.04)   0.09   (0.05)     0.02
                                ----   -----    ----    ----    ----   -----    ----   -----      ----
Total From InvestmentOperations 0.78  (0.19)    0.37    0.37    0.37    0.29    0.44    0.30      0.04
   Less Distributions
   Dividends (from net
   investment income)        $(0.26)  $(0.27)  $(0.25) $(0.285) $(0.30) $(0.33) $(0.35) $(0.35) $(0.01)
   Distributions (from
     capital gains)            0.00   (0.01)  (0.05) (0.025)   0.00    0.00    0.00    0.00     0.00
                               ----   -----   -----  ------    ----    ----    ----    ----     ----
 Total Distributions         (0.26)  (0.28)  (0.30)  (0.31)  (0.30)  (0.33)  (0.35)  (0.35)    (0.01)
Net asset value at end
   of period                 $5.28  $4.76    $5.23    $5.16  $5.10    $5.03   $5.07   $4.98    $5.03

 Total Return                16.68% (3.76)%   7.35%   7.49%   7.63%   5.94%   9.17%   6.45%     3.20%
Ratios / Supplemental Data
Net assets ($000), end of
     period                   $5,220 $6,841   $7,367  $5,808   $3,803 $2,540  $808    $335      $29
Ratio of expenses to average
   net assets*                0.75%   0.75%   0.75%   0.75%   0.75%   0.97%   0.90%   0.28%    0.11%
Ratio of net investment income
   to average net assets*      5.07%   5.28%   4.79%   5.64%   6.08%   6.74%   6.51%   6.58%    0.56%
Portfolio turnover rate        28%     36%     31%     17%     15%     17%     13%      100%      0%
               * Not Annualized

For each of the above years, all or a portion of the expenses were waived. If these costs had not been waived,the resulting increase to expenses per share in each of the above periods would be $.016, $.007, $.009, $.008,$.02, $.02, $.05,
$.10, $.19, and $.01, respectively. The increase to the ratio of expenses to average monthly netassets would be .26%, .14%, .18%, .17%, .54%, 1.01%, 1.25%,
2.24% and .11%, respectively.

Note: Fund shareowners approved a new investment contract and adviser
    October 12, 1990.

===========================================================
ABOUT THE TRUST

===========================================================

IDAHO TAX-EXEMPT FUND is intended to provide investors the opportunity to receive income exempt from both federal and Idaho income tax. Preservation of capital is a secondary objective of the Fund. The Fund is "no-load," meaning that there are no sales or redemption charges, nor does the Fund have so-called "12b-1" charges.

Mutual funds enable you to invest as you might do for yourself in you had the time, experience and resources to research and diversify your own investments. Mutual funds do so by selling their own shares to the public and investing those proceeds in a portfolio of securities. The value of the funds' own shares fluctuates as the value of their portfolio of securities changes over time.

You may purchase shares of Idaho Tax-Exempt Fund directly from the Fund without any sales charge or "load." Because no charges are deducted from your investment, the entire amount you pay for shares is invested in the Fund.

INVESTMENT OBJECTIVES AND POLICIES

The IDAHO TAX-EXEMPT FUND is designed to provide monthly dividends free from federal income, federal alternative minimum and any state income taxes. The Fund does have a secondary objective of attempting to preserve capital.

The Fund's fundamental policy is to invest at least 80% of net assets in securities generating income exempt from federal income tax, including the alternative minimum tax. Also, under normal market conditions, at least 65% of total assets are invested in debt securities generating income exempt from Idaho income tax.

The Fund is "non-diversified," meaning that it does not invest in a wide range of investments, but limits its investments to a certain type--debt securities issued by political subdivisions of the State of Idaho. The Fund does invest in a broad portfolio of such securities and makes available to investors the benefits of being diversified and limiting the risk associated with investing in only a few securities. The Fund is intended primarily for residents of Idaho who may benefit from its policy of investing in securities exempt from both Idaho state and federal income taxes. Idaho presently imposes a state income tax graduated to 8.2% of taxable income over $20,000 (single) or $40,000 (joint return).

INVESTMENT POLICIES AND RISK CONSIDERATIONS

Investing in securities entails both market risk and risk of price variation in individual securities. There can be no guarantee that the investment objectives of the Fund will be realized.

The risks inherent in the Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations will affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because yields on debt securities available for purchase by the Fund vary over time, the Fund's yield will also vary.

Because the Fund is "nondiversified"* and invests primarily in municipal securities of a single state, its investments are more susceptible to factors adversely affecting that state. These factors include economic and financial trends, as well as political conditions in Idaho and its political subdivisions. Note that if any issuer of securities held by the Fund is unable to meet its financial obligations, the income derived therefrom, the ability to preserve capital, and the Fund's liquidity would all be adversely affected.

The Fund is also vulnerable to a change in tax rate, either at the state or federal level inasmuch as the value of municipal securities is derived in significant part from the ability of the recipient of interest payments to exclude such payments from taxation. Should this exclusion be reduced in whole or in part, the maket for municipal securities, and consequently the Fund's share value, may be adversely affected.

Among Idaho's leading industries are agriculture, forest products, tourism and electronic/computer equipment. Locally-oriented industries include retail trade, finance, insurance, real estate, transportation, communications, utilities, government and construction. A more complete discussion of these factors is available in the Statement of Additional Information.

The Fund does not purchase high-yield ("junk") bonds. The Fund requires that at time of purchase a bond be rated at least "A" or equivalent by a national bond rating agency (Standard and Poor's, Moody's Investor's Services, or equivalent), or, if non-rated, to be of equivalent quality in the opinion of the Adviser. The Fund requires notes to be rated at least MIG-2 by Moody's or SP-2 by Standard & Poor's, or if non-rated, to be of equivalent quality in the opinion of the Adviser. The Fund requires commercial paper to be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or, if non-rated, to be of equivalent quality in the opinion of the Adviser.

Up to 60% of total assets of the Fund can be invested in non-rated bonds. Note that bonds issued by the State of Idaho and its municipalities are often smaller issues in total dollars, typically being issued by relatively small Idaho communities to finance local government projects. Because of the smaller size, the expense of obtaining a rating for the issuer is typically not undertaken. By investing in non-rated bonds, the Adviser believes it can often obtain higher yields without a material sacrifice in quality.

Although both rated and non-rated bonds are traded among dealers based on the creditworthiness of the issuer, generally, rated bonds have greater market recognition and the market has more dealers than does the market for non-rated bonds. The Adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at about the value given for net asset value purposes.

The Fund occasionally may purchase an entire issue of a small municipal security, resulting in a higher yield to the Fund as well as the elimination of certain underwriting expenses to the municipality.

Investors can expect the weighted average portfolio maturity to range between 6 and 15 years. Usually, shorter maturity bonds provide lower current yields, while a maturity beyond 15 years generally implies greater current yield but significantly increased risk to capital from interest rate increases.

The Fund may purchase municipal obligations on a delayed-delivery or when-issued basis (I.E., securities may be purchased with settlement taking place in the future, often a month or more). The Fund only makes commitments to purchase such obligations with the intention of acquiring the securities. Obligations purchased on a when-issued basis involve the risk that the yields available in the market when delivery takes place may be higher than those obtained in the transaction itself, with the result that the market value of the securities may be lower at settlement, just as if the securities had actually been held in the Fund's portfolio. Conversely, should rates decrease, the value will be higher by a similar amount.+

During uncertain market or economic conditions, the Idaho Tax-Exempt Fund may adopt a temporary, defensive position and invest more than 20% of assets in cash or equivalents, government securities, unaffiliated money-market mutual funds, and other debt securities having an "A" rating or better. While such defensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation.

The Fund's investment objectives cannot be changed without shareowner approval.

Except as explained above, all of the policies in this section can be changed by a majority of the Board of Trustees. The Fund has adopted certain other restrictions, as outlined in the STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT RESULTS

You will receive a financial report showing the investments, income and expenses of your Fund every six months. You may obtain current share values any time by calling 800-SATURNA (800/728-8762).

PERFORMANCE DATA

The Fund may advertise or publish current yield and average annual total return in advertisements or in information furnished to publications and to investors. In any comparison of the Fund's return with that of alternative investments, you should consider differences between the Fund and the alternative investment, the periods and methods used in calculation of the returns, and the effect of taxes on the investments. Of course, past results are not necessarily indicative of future performance.

You may compute current yield by (i) dividing net investment income over the rolling 30 day period for which the yield is being computed by the average number of shares eligible to receive dividends for the period and (ii) dividing that figure by the Fund's net asset value per share on the last day of the period, and then (iii) annualizing the results.

The Fund also may quote a taxable equivalent yield, which is the equivalent amount an investor must earn before deducting federal and any applicable state income taxes (at rates stated in the quotation), to equal the Fund's 30-day current yield.

To compute the Fund's average annual total return for any specified period (i) assume an investment of $1,000 made at net asset value on the first day of the period and that all dividends paid during the period are reinvested in additional shares at net asset value and then (ii) divide the ending balance (I.E., the number of shares now held multiplied by the ending net asset value) by the beginning balance. For a more complete description of the method of computation, see the STATEMENT OF ADDITIONAL INFORMATION.

CAPITAL STOCK; DIVIDENDS

Saturna Investment Trust, an open-end "series trust" was organized as a Washington Business Trust on February 20, 1987. The Trust is an open-end "series trust" that now offers five separate Funds: The Fund and the four Sextant Funds (the Sextant Funds offer a range of investments intended to be the basic elements of an investment program and are offered through a separate prospectus available from the Adviser.) The Trust (formerly known as Northwest Investors Trust) began commenced operations on September 4, 1987. The Fund's current investment advisory agreement became effective on its approval by shareowners on October 12, 1990.

The Fund is divided into shares of beneficial interest, with equal voting rights. All shares are fully paid, non-assessable, transferable, have rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings, but special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote.

All dividends and distributions are distributed pro rata to shareowners in proportion to the number of shares of the Fund owned.

The Fund intends to distribute substantially all its net investment income and net realized capital gains, if any, to its shareowners. The Fund pays dividends from investment income daily and reinvests or distributes them monthly. Dividends from capital gains, if any, are declared and paid at the end of November.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund, unless you have elected to receive either or both in cash.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all net income and realized net gains on investments. The Fund is then relieved of paying federal income taxes on amounts it distributes.

At year-end, the Fund's transfer agent reports to you and to the IRS the amount of each redemption you made during the year, as well as the amount of taxable dividends and capital gain distributed to you. The Fund accounts for its distributions as either taxable capital gains (originating from net realized gains on portfolio transactions), or taxable income (originating from dividends, taxable interest and certain other types of gains) or tax-exempt income
(originating from interest on municipal bonds). Fund distributions may be subject to state and local taxes.

To avoid being subject to a 31% federal withholding tax on taxable dividends and distributions, you must furnish the transfer agent your correct Social Security or Tax Identification Number in the space on the application.

NET ASSET VALUE

The Fund  computes  its net asset value per share each  business day by dividing
(i) the value of all of its securities and other assets,  less  liabilities,  by
(ii) the number of shares outstanding. The Fund computes its net asset value as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Fund's shares are not priced on any customary national business holiday that securities markets are closed. The net asset value applicable to purchases or redemption's of shares of the Fund is the net asset value next computed after receipt of a purchase or redemption order.


Since daily bid prices are not available for many municipal bond issues, the Fund values securities using a matrix of municipal bond yields for various maturities and qualities. Prices are adjusted for factors unique to each bond. To verify its knowledge of market factors, the adviser periodically obtains appraisals from independent sources.


HOW TO BUY SHARES


You may open an account and purchase shares by sending a completed Application with a check for $1,000 (U.S. only) or more ($25 under a group plan) to the Fund. The Fund does not accept initial orders unaccompanied by payment nor by telephone. The price you receive is the net asset value (see "Net Asset Value") next determined after receipt of a purchase order. There are no sales charges or loads.

You may purchase additional shares at any time in minimum amounts of $25. Once your account is open, purchases can be made by check, by electronic funds transfer, or by wire.

You may authorize the use of the Automated Clearing House ("ACH") to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. ACH is a system for electronic funds transfer. To use ACH to purchase or redeem shares, simply call the transfer agent.

You also may wire money to purchase shares, though typically your wiring bank will charge you a fee for this service. Call the transfer agent for the information you will need BEFORE requesting your bank to wire funds.


Each time you purchase or redeem shares, you receive a statement showing the details of the transaction as well as the current number and value of shares you hold. Share balances are computed in full and fractional shares, expressed to three decimal places. You don't have to worry about safekeeping of certificates because they are not issued.

At the end of each calendar year, you will receive a complete annual statement, which you should retain for tax purposes and a complete historical record of all transactions.

The Fund offers several optional plans and services. Materials describing these plans and applications may be obtained from the Adviser or the transfer agent.

Other plans offered by the Fund include: (1) an automatic investment plan, (2) a systematic withdrawal plan to provide regular payments to you, and (3) the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser.

HOW TO REDEEM SHARES

You may redeem your shares on any business day of the Fund. The Fund pays redemptions in U.S. dollars, and the amount you receive is the net asset value per share next determined after receipt of your redemption request. The amount received will depend on the value of the investments in the Fund at the time of your redemption, and the amount you receive may be more or less than the cost of the shares you are redeeming. A redemption constitutes a sale for federal income tax purposes, and you may realize a capital gain or loss on the redemption.

The Fund normally pays for shares redeemed or exchanged within three days after a proper instruction is received. To allow time for clearing, redemption of investments made by check may be restricted for up to ten calendar days.

There are several methods you may choose to redeem shares.

                           WRITTEN REQUEST


Write:  Idaho Tax-exempt Fund
        Box 2838
        Bellingham WA 98227-2838

Fax:    360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:


(A) Redemption check (no minimum) sent to registered owner(s).

(B) Redemption check (no minimum) sent as directed if the signature(s) are guaranteed. If proceeds are to be sent to other than the registered owner(s) at the last address, the signatures on the request must be guaranteed by a national bank or trust company or by a member of a national securities exchange.

(C) Federal funds wire. The proceeds ($5000 minimum) may be wired to any bank designated in the request if the signature(s) are guaranteed as explained above.

                          TELEPHONE REQUEST

Call:   800-728-8762 or
        360-734-9900

You may redeem shares by a telephone request and choose one of the following options for the proceeds:

  (A) Redemption check (no minimum) sent to registered owner(s).

  (B) ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The ACH authorization must be received by the transfer agent at least two weeks before ACH transfer can be used.

  (C) Exchange ($25 minimum) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account. Of course, shares must be authorized and registered for purchase in your state before an exchange may be made. Exchanging shares may have tax consequences, because an exchange is considered a closing capital transaction for tax purposes.

  (D) Federal funds wire. Proceeds ($5000 minimum) may be wired only to the bank previously designated, or as directed in a prior written instruction with signatures guaranteed, as explained above.

For telephone requests the Fund will endeavor to confirm that instructions are genuine and may be liable for losses if it does not. The caller must provide (1) the name of the person making the request, (2) the name and address of the registered owner(s), (3) the account number, (4) the amount to be withdrawn, and
(5) the method for payment of the proceeds. The Fund also may require a form of personal identification, and provide written confirmation of transactions. The Fund will not be responsible for the results of transactions it reasonably believes genuine.

                            CHECK WRITING

You may also redeem shares in your account by drawing checks on your account for amounts of $500 or more.

The Fund will provide you a small book of blank checks for a $7 fee, which may be payable to any payee. Checks are redeemed at the net asset value next determined after receipt by the transfer agent. If you wish to use this feature, you should request the Check Writing Privilege on the Application at the time you open an account. Note that, as with any redemption, each check is a closing capital transaction for tax reporting purposes.

TRUST MANAGEMENT

Saturna Investment Trust is managed by a Board of five Trustees:
Gary A. Goldfogel, John E. Love, John S. Moore, Nicholas F. Kaiser and James D. Winship. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. For other information concerning the officers and Trustees, see the STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT ADVISER

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Wash. 98225 (the "Adviser") is the Investment Adviser to the Trust. The Adviser is a Washington State corporation formed in July 1989. Shareholders owning more than 10% of the common stock are: Nicholas
F. Kaiser, Phelps S. McIlvaine, James D. Winship, and Brian A. Anderson. The directors of the Adviser are Nicholas Kaiser (President), James D. Winship (Vice President and Secretary), Phelps S. McIlvaine (Vice President), Brian A. Anderson (Vice President) and Markell F. Kaiser (Treasurer).

The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Through March 31, 1997, the Adviser has voluntarily waived its fee and reimburses the Fund as necessary to limit total Fund expenses to 0.80% of average annual net assets. A waiver may have the effect of subsidizing the yield for the period it is in effect.

Under the Fund's investment advisory agreement the Fund pays its own taxes, brokerage commissions (if any), trustees' fees, legal and accounting fees, insurance, transfer agent, registrar and dividend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners. The Adviser furnishes office space, facilities and equipment, personnel and clerical and bookkeeping services required to conduct the business of the Fund.

Saturna Capital Corporation acts as investment adviser to six other investment companies, the four Sextant Funds: Growth ($1 Million), International ($1 million), Bond Income ($1 Million) and Short-Term Bond ($2 million), as well as Amana Income Fund, which has assets of approximately $12 million and Amana Growth Fund, with approximately $3 million in assets.

Each of the Sextant Funds pays the Adviser an Investment Advisory and Administrative Services Fee computed at the annual rate of 0.60% of average net assets of each Fund and paid monthly. Each Fund's Fee is subject to an adjustment (up to a maximum adjustment of 0.30% in two of the Funds) that is determined by that Fund's total return performance relative to a specified index. The advisory fee for both of the Amana Funds is .95%.

Saturna also manages individual advisory accounts. The Adviser's wholly-owned subsidiary, Investors National Corporation, is a discount brokerage firm and acts as distributor for the Funds without compensation. The Adviser is permitted to place brokerage transactions through the affiliate, and the Adviser may allocate brokerage to any broker in return for research or services and for selling shares of any Fund.

Phelps McIlvaine, primary manager of the Fund, entered the investment business in 1976 and managed bond hedge funds from 1987 to 1993. He also manages two of the Sextant Funds (Bond Income and Short-term Bond).

The manager of the Fund and other investment personnel are permitted to engage in securities transactions for their own accounts but only in accordance with a code of ethics that, among other things, requires advance approval of all trades and disclosure of all holdings. It also prohibits a number of transactions , and contains other provisions.

Saturna Capital Corporation acts as transfer agent, maintaining all share owner records.

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                          IDAHO TAX-EXEMPT FUND

                                 INVESTMENT APPLICATION

Mail application and check to:                         For assistance, call:
   IDAHO TAX-EXEMPT FUND                             (800) SATURNA  or
(360) 734-9900

    Box 2838, Bellingham WA 98227-2838                  FAX (360) 734-0755

ACCOUNT TYPE AND NAME

  q Individual

 First                  Middle Initial               Last

  Social Security Number                             Date of Birth___________

  q Joint with

   First                  Middle Initial               Last

    Joint Owner's Social Security Number

 (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless otherwise indicated)

  q Gifts to Minor                      AS CUSTODIAN FOR

  Name of Custodian                            Name of Minor

                qUNIFORM GIFTS TO MINORS ACT

        UNDER THE     qUNIFORM TRANSFERS                      /              /
          State        TO MINORS ACT     Minor's S. S. No.    Minor's Birthdate

  q Other

        Indicate   name  of   corporation,   other   organization   or  fiducTax
         Identification Number If a trust, include name(s) of trustees and date of trust instruments.

        Name(s) of person(s) authorized to transact business for the above entity.

MAILING

ADDRESS   Street                                  Apt., Suite, Etc.

 City                               State                        ZIP

TELEPHONE  (  )                         (     )
           ----------------------       -------
              Daytime                             Home

INITIAL INVESTMENT  $

(Minimum  $1000)  Make check payable to Idaho Tax-Exempt Fund.

TELEPHONE REDEMPTION PRIVILEGES

  You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. The Fund will endeavor to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification, and providing written confirmation of transactions.)

ACH TELEPHONE TRANSFER PRIVILEGE

  q To transfer funds by ACH at no charge to or from my

      (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) bank account designated. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

AUTOMATIC INVESTMENT PLAN

  q Invest $ _______ into this Fund on the _____ day of

      each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

CHECK WRITING  PRIVILEGE  ($500 per check  minimum)  ($7  checkbook  charge) q I
  (We)hereby request the Custodian to honor checks

      drawn by me (us) on my (our) account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation, nor Saturna Investment Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

    qSingle Signature Authority -- Joint Accounts Only:  (CHECKS FOR

      JOINT ACCOUNTS REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS WITH A SINGLE SIGNATURE). By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.

The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

    Date                     Signature of Individual (or Custodian)

    Date                     Signature of Joint Registrant, if any

                            [GRAPHIC OMITTED]

                                  NO-LOAD MUTUAL FUNDS

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                   PLEASE SAVE THIS QUICK GUIDE TO

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                   IDAHO TAX-EXEMPT FUND

ACCOUNTS

      Open your account by sending a completed Application to the Fund. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative to whom you may refer all questions regarding your account(s). Extra forms will be sent for certain accounts.

INVESTMENTS

      Initial investments are $1,000 or more and must be accompanied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS

      You may sell your shares any time. As with purchases, you may choose from several methods including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day.

STATEMENTS

      On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available for an extra fee.

DIVIDENDS AND PRICES

      The Fund declares dividends daily and pays them monthly. The Fund's price is available by calling the Fund at 800-SATURNA.

FOR MORE INFORMATION

      Please consult the applicable pages of this Prospectus for additional details on the Fund and its shareholder services. You may also call 1-800-SATURNA (1-800-728-8762) with any questions.

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                               PART B

            STATEMENT OF ADDITIONAL INFORMATION

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                              1

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                 SATURNA INVESTMENT TRUST

                        IDAHO TAX-EXEMPT FUND

                          1300 State Street
                    Bellingham, Washington 98225

                            360-734-9900

                             800-SATURNA

                 STATEMENT OF ADDITIONAL INFORMATION
                           March 29, 1996

Idaho Tax-Exempt Fund (the "Fund") is a series of Saturna Investment Trust (the "Trust"). The Fund is a series of the Trust and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. This Statement of Additional Information is not a Prospectus. It merely furnishes additional information that should be read in conjunction with the Fund's prospectus dated March 29, 1996. The Fund's prospectus may be obtained free of charge by telephoning the numbers above or writing the Fund at the address shown above.

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                            TABLE OF CONTENTS

                                      Page

General Information and History...........................3
Investment Objectives and Policies........................3
Investment Considerations.................................8
Portfolio Turnover.......................................11
Performance Data ........................................11
Management of the Trust..................................13
Principal Holders of Securities..........................15
Investment Advisory and Other Services...................15
Brokerage Allocation.....................................16
Purchase, Redemption and Pricing of Securities Being
Offered                                                  17
Tax Status...............................................17
Financial Statements.....................................19

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                   GENERAL INFORMATION AND HISTORY

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of a new series of funds and reorganization and realignment of certain existing series, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares in any Fund of the Trust. The Trust may establish additional Funds in the future by approval of the Trustees. All shares will have no par value and when issued will be fully paid and non-assessable and will have no preemptive, conversion, or sinking fund rights.

The Trust has five separate Funds, the Fund (initially known as the Idaho Extended Maturity Tax-Exempt Fund) and four others which are offered through a separate Prospectus and Statement of Additional Information: Sextant Growth Fund (formerly known as Northwest Growth Fund), Sextant Bond Income Fund (formerly known as Washington Tax-Exempt Fund), Sextant International Fund, and Sextant Short-Term Bond Fund.

                 INVESTMENT OBJECTIVES AND POLICIES

This section is provided only for the purpose of expanding or outlining certain policies and restrictions not thoroughly covered in the Prospectus.

The primary investment objective of the Fund is to obtain a return of income from debt securities issued by or on behalf of the State of Idaho or any political subdivision, agency, or instrumentality thereunder, the income from which is exempt from both federal and Idaho State income taxes, and the federal alternative minimum tax. The secondary objective is to preserve the Fund's capital.

To achieve its objectives, the Fund invests primarily in Idaho bonds. Financial conditions and the diversification requirements of Subchapter M of the Internal Revenue Code of 1986 (the "Code") may require investment in cash and other securities from time to time, the income from which may be taxable. Such investments will only exceed 20% of the Fund's net assets on a temporary basis, such as significant adverse economic, political or other circumstances that require immediate action to avoid losses.

The Fund is "non-diversified." This means that with respect to at least 75% of total assets, greater than 5% may be invested in the securities of any one issuer. However, the Fund is required to meet Internal Revenue Code requirements that at the end of each quarter at least 50% of total assets is represented by
(a) cash or equivalents, (b) U. S. government securities, (c) securities of other regulated investment companies, and (d) other securities, if, as to any one issuer, the value of such issuer's securities does not exceed 5% of the Fund's total assets and such issuer's securities held by the Fund represent not more than 10% of the outstanding voting securities of such issuer. The balance of the Fund may be invested in other securities if not more than 25% of total assets are invested in the securities of any one issuer, or two or more issuers engaged in the same or similar trade or business.

The Adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho Bonds, but nevertheless yield income which is exempt from both federal income and alternative minimum taxation. Such income may be taxable at the state level. It is the policy of the Fund not to devote more than 5% of its total assets to any one investment company, nor to devote greater than 10% of its total assets to investments in investment companies generally. It is anticipated that shares of such investment companies may be obtained by an affiliated broker/dealer, Investors National Corporation (the "Distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

Investment objectives and certain policies of the Fund may not be changed without the prior approval of the holders of the majority of the outstanding shares of the Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of net assets minimum investment in tax-exempt income securities; (3) the classification of the Fund as an open-end management company and the sub-classification of the Fund as a non-diversified company; and (4) the policies listed under "Investment Restrictions." However, the mix of investments between (1) cash and cash items;
(2) government securities; (3) securities of other investment companies; (4) securities in rated and non-rated bonds; (5) short and long maturities, and the length of time investment positions are held; and (6) other debt securities, are considered management decisions and may be altered without prior shareowner approval. Management has delegated to an affiliate, Saturna Capital Corporation (the "Adviser"), management the Fund's investments.

NON-RATED BONDS. Management and the Adviser believe that many of the debt securities issued by the State of Idaho or the political subdivisions, agencies or instrumentalities thereunder are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the issued obligation (the "Bond") is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such Bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such non-rated Bonds, issues of non-rated Bonds generally do not have a trading market consisting of as many dealers as comparable rated issuers. Occasionally, the financial institution lending the funds to a municipality receives the Bond and holds it until maturity. As a result, although trading markets exist for non-rated Bonds, generally the number of dealers participating in the market are fewer than that which exists for rated Bonds. Although all rated and non-rated Bonds are traded on the basis of dealers' perception of credit-worthiness, a non-rated Bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a Bond not having as great a recognition. Management anticipates that investment in non-rated Bonds will occur only when the Adviser to the Fund believes the credit of the issuer of such non-rated Bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment. In the opinion of Management and the Adviser, such non-rated Bonds will be comparable to rated Bonds having an "A" rating. Experience of the Adviser indicates that investments in certain good quality non-rated Bonds are liquid and can be sold within seven days at or near the value given for computing net asset value.

Management and the Adviser believe that there exist both rated and non-rated Bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of Bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the Adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a Bond, the Adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities portfolio, including rated and non-rated Bonds. The Fund and Adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities and the amount of commissions to be paid such broker.

INVESTMENTS. The Fund invests at least 40% of total assets in municipal securities rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P"). The Fund invests more heavily in rated Bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated Bonds is not material, or
(c) when interest rates are expected to increase. SEE THE "APPENDIX" FOR A DESCRIPTION OF BOND RATINGS.

Under normal market conditions the Fund may invest up to 60% of total assets in non-rated Bonds only when the Adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the Bonds are sufficiently recognized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the Adviser in both (1) determining the purchase price of rated and non-rated Bonds and (2) valuing the rated and non-rated Bonds for net asset value computation purposes.

In evaluating Bonds, the Adviser analyzes the extent of investment risk by policies that include:

(1)The extent of unemployment within the assessment district for the issuer of a Bond and the extent to which this may affect repayment of the Bond at maturity;

(2)The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the Bond at maturity;

(3)The financial position of the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a Bond is not mandated in the event of a subsequent change in circumstances. Indeed, Bonds are commonly held until maturity, when the Bond will be redeemed for its full face value, assuming no defaults. Nonetheless, both rated and non-rated Bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or any political subdivision, agency or instrumentality thereof ("Municipality"). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer's counsel, is exempt from Federal and Idaho State income tax. A general description of these investments are:

Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, and revenue anticipation notes and project notes.

Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.

Municipal notes and commercial paper obligations are usually issued in the following circumstances: (a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as bond anticipation notes ("BAN"). Cities are authorized to issue revenue bond anticipation notes. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued. (b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year form the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. TANs are backed by the full faith and credit of the taxing districts. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district ("LID") bonds.

General obligation bonds ("GO Bonds") are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue bonds may be issued to fund a wide variety of revenue-producing capital projects including, but not limited to, electric, gas, water and sewer systems, highways, bridges, and tunnels, airport facilities, colleges and universities, hospitals, and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. They are secured by the revenues of the particular utility or system. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local Improvement District ("LID") bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.

Private Activity Bonds,  including  Industrial  Development  Bonds ("IDB"),  are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received by the industrial user, and the credit quality of such Municipal Bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity bonds. The Fund does not anticipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

                      INVESTMENT CONSIDERATIONS

Investing in securities entails both market risk and risk of price variation in individual securities. THIS IS TRUE EVEN FOR DEBT SECURITIES ISSUED BY THE U.S. GOVERNMENT. By diversifying its investments, the Fund may reduce the risk associated with owning one or a few individual securities. However, there is no assurance that the Fund will achieve its investment objectives.

Many factors may cause the value of a shareholder's investment in the Fund to fluctuate in value. The value of the Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise the price of municipal bonds held in the Fund will fall; when rates fall, the price of such bonds will generally rise. In addition, there is a risk that the issuer of a municipal bond or other security will fail to make timely payments of principal and interest. Interest rate fluctuations will affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because yields on debt securities available for purchase by the Fund vary over time, no specific yield on shares of the Fund can be assured.

Because the Fund concentrates its investments in a single state, there is a greater risk of fluctuation in the values of its portfolio securities than with mutual funds the investments of which are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The Fund's share prices can be affected by political and economic developments within and by the financial condition of the State of Idaho, its public authorities and political subdivisions. The following information may be relevant in considering an investment in the Fund, but is not intended to provide all information relevant to such an investment. Discussions concerning the financial health of the State government might not be relevant to municipal obligations issued by a political subdivision. In addition, general economic conditions may or may not affect issuers of the obligations of the State.

Idaho is located in the Northwestern portion of the United States, bordered by Washington, Oregon, Nevada, Utah, Wyoming, Montana and Canada. Idaho consists of approximately 84,000 square miles of varied terrain. The terrain and access to outdoor activities such as boating, fishing, hunting and skiing, make tourism and recreation a major, growing industry in the State.

Although located in the arid West, Idaho has significant water resources, including 26,000 miles of rivers and streams and more than 2,000 natural lakes. The drop in elevation of rivers like the Snake permit hydropower production, allowing the State some of the lowest electricity rates in the nation.

The State has a broadly based economy, ranging from mining and timber resources to agricultural lands which are irrigated by a series of man-made reservoirs and irrigation systems. More than four million acres are irrigated in the Snake River Basin.

Traditionally, Idaho has been an agricultural State. Livestock, beef, dairy cattle and sheep are important to the economy, while the major food crops include potatoes, wheat, barley, sugar beets, seed crops and fruit. Major manufacturing industries include food processing, forest products, phosphate processing, computer components and electronics. Mining also has been important in the development of the State with phosphate rock, silver, lead, zinc and molybdenum among the resources mined. Mining activity is dependent on the market prices of products and over the past few years with depressed prices, mining activity has been declining, and may not improve.

In the past, the State's economy has often behaved counter to national economic trends. In spite of the national difficulties in the 1970's, the State enjoyed economic growth for most years in the decade. The State's economy experienced weaker than average economic performance during the first half of the 1980's. Idaho's economy turned up in 1988, and has continued above the national rates.

Much of the State's economic behavior is explained in terms of Idaho's changing mix of industries and markets. In recent years, non-agricultural employment has grown more rapidly, with Idaho's electronics and machinery industry, service sector, tourism, and government sectors among leading areas. Mining has been particularly weak, with forest products, food processing and chemical products sectors among the weaker sectors. The shift from industries dependent on natural resources should make the State less sensitive to events in international and national markets.

Idaho has benefited from recent population exodus from California. The shift has helped make the state among the fastest growing economies in the nation. However impressive this may sound, it is important to bear in mind that Idaho has a relatively small population and percentages are easily changed by the influx of relatively few people. Also, such immigration brings a demand for increased infrastructure and the financing to fund it. Any such increase in infrastructure would require that economic growth be maintained to support it, and if growth is not maintained economic problems could develop.

The State  operates  under an  annual  budget  system  that  coincides  with the
July-June fiscal year. The State Division of Financial Management in the Governor's office, in connection with the Governor prepares the proposed budget for the ensuing year and the Governor submits this budget to the Legislature. The State must operate on a balanced budget, in accordance with revenue projections. Following the legislative process, appropriation bills for each department or agency are submitted to the House and Senate for approval and then sent to the Governor for signature. The Governor has "line-item veto" power. The appropriations constitute the limit for each department or agency for expenditures.

The State may not incur long-term debt, and, consequently, the funding for projects requiring such debt is done through cities, instrumentalities, agencies and political subdivisions of the State.

The State derives its revenues substantially from three sources: personal and corporate income taxes, sales taxes and motor fuel taxes, of which the income taxes provide approximately half. The balance of State revenue came from a variety of minor taxes.

INVESTMENT RESTRICTIONS. In addition to the restrictions stated in the Prospectus, the Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities, or entering into repurchase agreements. The Fund shall not invest in securities so as to not comply with Subchapter M of the Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of the Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of the Fund's total assets, and no more than 10% of the Fund's voting securities of any one issuer. In addition, the Fund shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or NASDAQ's National Market System); commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. No Fund will purchase securities if it has outstanding borrowings exceeding 5% of its net assets Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. The Fund shall not invest in the securities of other investment companies, except by purchase where no commission or profit results.

                         PORTFOLIO TURNOVER

The Fund places no restrictions on portfolio turnover and will buy or sell investments according to the Adviser's appraisal of the factors affecting the market and the economy.


The portfolio turnover rate of the Fund for the fiscal years ended November 30, 1995, 1994, and 1993 was 28%, 36%, and 31%, respectively.

                          PERFORMANCE DATA

Average annual Total Return and Current Yield information may be useful to investors in reviewing the Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. The performance for any given past period is not an indication of future rates of return or yield on its shares.

The Fund's total return for the one year ended November 30, 1995 was 16.68% Average annual total return for the three year period through November 30, 1995 was 6.43%, for the five year period then ended 6.88% and for the period from October 30, 1987 (inception of the Fund) through November 30, 1994, 6.95%.


Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value according to the following formula:

            P (1 + T)n   =   ERV

Where

            P = a hypothetical initial Payment of $1,000 T = average annual Total return n = Number of years ERV =Ending Redeemable Value of the $1,000 payment made at the beginning of the period.

To solve for average Total Return, the formula is as follows:

            T  =  (ERV/P) 1/n  - 1

The Fund intends to advertise the tax exempt and/or taxable equivalent yield to investors.

   (a)The advertised tax-exempt yield will be the dollar weighted average yield to maturity or call. In determining whether each security in the portfolio will use yield to maturity or yield to call, the lesser of the two will be selected.

   (b)In determining the advertised taxable equivalent yield the effective tax rate will first be calculated and so stated. It may include federal income tax, state income tax, and federal alternative minimum tax as clearly defined in the ad. The advertised tax exempt portion of the standardized yield will then be divided by the inverse of the stated effective tax rate and increased by any taxable yield to determine the taxable equivalent yield.

The Fund utilizes the following procedures in determining yield. The yield calculation is based on a 30 day period and is computed by the following formula using the compounded semi-annual APR:

      Nominal Yield = [ [ [ ( (a-b) / ( c*d ) ) + 1 ] -1 ] /30 ] * 360

      Compounded Semi-Annual APR = [ [ 1 + [ Nominal Yield / 2 ] ] 2  ] - 1

Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share (equivalent to Net Asset Value for no-load funds) on the last day of the period.


The Fund's tax-exempt yield for the 30-day period ended November 30, 1995 was 4.6%. The equivalent after-tax yield was 8.29% for Idaho residents with taxable incomes of $265,000, based on a 1995 combined effective federal and Idaho tax rate of 44.5%.


In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes or data, and other competing investment and deposit products. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of the differences in features and expected performance of the investments.

All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. The Fund may also note its mention or recognition in other newspapers, magazines or media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Among the newspapers and magazines that might mention the Funds are:

                Barron's            Money
                Business Week       Mutual Fund Letter
                Changing Times      Morningstar
                Consumer Reports    New York Times
                Consumer Digest     Pensions and Investment
                Financial World     USA Today
                Forbes              US News and World Report
                Fortune             Wall Street Journal
                Investors Daily


The Fund may also compare itself to the Consumer Price Index, a widely recognized measure of inflation, and to other indexes and averages such as:

      Dow Jones Industrials         New York stock Exchange  Composite
      Standard  & Poor's            500 Stock Index

         Index                      American Stock Exchange  Composite
      Standard &oor's               400 Index

         Industrials                NASDAQ Composite
      Wilshire 5000                 NASDAQ Industrials
      Russell 2000                  Lipper General Equity Fund Average
      Lipper  Capital  Appreciation Lipper Equity Funds Average
`     Fund Average                  Lipper Growth Fund Index
      Lipper Growth Funds Average   Lipper   Growth  &   Income   Fund
      Lipper Small  Company  Growth Average Fund Average
      Lipper Balanced Fund Average
      Lipper   Equity  Income  Fund Lipper Growth & Income Fund Index
          Average                    Lipper Equity Income Fund Index
      Lipper  Capital  Appreciation Lipper Balanced Fund Index
          Fund Index                 Ibbotson Common Stocks Index
      Lipper Growth Fund Index
      Lipper Small  Company  Growth    Fund Index
      Morningstar Mutual Fund Indices

The indexes and averages are measures of performance of stocks and mutual funds that are classified, calculated and published by these independent services. The Fund may also use comparative performance as computed in a ranking by these or other independent services.

A Fund may also cite its rating or other mention by Morningstar or another entity. Morningstar's ratings are based on risk-adjusted total return performance, as computed by Morningstar by subtracting the Fund's risk score as computed by Morningstar, from the fund's total return score. This numerical score is then translated into rating categories.

                       MANAGEMENT OF THE TRUST

Information concerning Trustees and Officers of the Trust and their principal occupations for the past five years is shown below:

GARY A. GOLDFOGEL, M.D., Trustee
1500 N. State Street, Bellingham, WA 98225.
Pathologist and Medical Dir., Whatcom Pathology Lab. Whatcom County; Medical Examiner, Whatcom County

NICHOLAS KAISER, M.B.A., C.F.A. - President and Trustee *
1300 N. State Street, Bellingham, WA 98225.
President of Saturna Capital Corporation, since July 1989.
President of Unified Management Corporation, Indianapolis IN, investment advisers and brokers, from 1976 through June 1989.

JOHN E. LOVE, Trustee
Box 188, Garfield, Washington 99130
Owner, J.E. Love Co.,international agricultural equipment manufacturer, Garfield, WA
Director, Bank of Whitman, Colfax, Wash.
Rear Admiral, U.S. Navy, Retired.

JOHN S. MOORE, Trustee
College of Business and Economics, Western Washington University,
Bellingham, WA 98225-9077
Professor of Business Administration

JAMES D. WINSHIP, J.D., M.B.A.- Trustee and Secretary*
1300 N. State Street, Bellingham, WA 98225.
 Vice President and Secretary, Saturna Capital Corporation, October 1991 to present.
Editor-at-large, FUND DIRECTIONS industry newsletter, December 1991 to present.
Executive Vice-President and member of the management committee, Stein Roe
& Farnham Incorp., Chicago IL, investment adviser, and head of its mutual fund division, prior to October 1991.

MEREDITH L. ROSS - M.B.A., Treasurer
1300 N. State Street, Bellingham, WA 98225.
Assistant  Treasurer,  Saturna  Capital  Corporation,   September  1989  to
 present.

* Nicholas Kaiser and James Winship are each an "interested person" of the Trust as defined in the Investment Company Act of 1940.


Beginning January 1, 1996, the Trust pays disinterested trustees $100 per meeting attended and reimbursement of travel expenses (pro-rata to each Fund). Neither Mr. Winship nor Mr. Kaiser receives compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust. Prior to that time all Trustees served without compensation, as set forth below.


                                   Pension or                         Total
                      Aggregate    Retirement                         Compensation
Name of               Compensa-    Benefits Accrued Estimated Annual  From Registrant
Person;               tion From    As Part of Fund  Benefits Upon     and Fund Complex
Position              Registrant   Expenses         Retirement        Paid to Directors

GARY A. GOLDFOGEL      $0          $0                  $0                  $0
Trustee

JOHN E. LOVE,          0           0                      0               0
Trustee

JOHN S. MOORE,        0            0                     0                0
Trustee

NICHOLAS F. KAISER   0               0                  0                  0
Trustee

JAMES D. WINSHIP       0             0                  0                 0
Trustee

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee, consisting of the disinterested directors, meets to select the independent accountant and review all audit reports.


As of February 6, 1996, officers, trustees and their families as a group owned no shares of the Fund.

                   PRINCIPAL HOLDERS OF SECURITIES

As of February 6, 1999, the only person know to own more than 5% of the Fund was Grange Mutual Fire Ins General Fund that owned 50113 shares or 5.16% of the shares.


               INVESTMENT ADVISORY AND OTHER SERVICES

The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. Through March 31, 1997, Saturna is voluntarily obligated to reimburse the Fund monthly if non-extraordinary expenses exceed an annual rate of 0.80% of average daily net asset value, subject to cancellation by the adviser on 30 days' notice.

The Fund pays its own taxes, brokerage commissions (if any), trustees' fees, legal and accounting fees, insurance premiums, custodian, transfer agent, registrar and dividend disbursing agent fees, expenses incurred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and printing costs for prospectuses, reports and notices to shareowners. The Adviser, at its own expense and without additional cost to the Fund, furnishes office space, office facilities and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the business of the Fund.

The laws and regulations of various states set expense limitations for mutual funds as a condition for registration to offer and sell shares in that state. Usually, the expense limitation requires reimbursement if, and to the extent that, the aggregate operating expenses including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of a specified percentage of the average net assets of a Fund for its fiscal year. The only state the adviser believes maintains an expense limitation is California, which limits aggregate annual expenses (with exceptions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of the remaining average net assets.


Saturna Capital Corporation provides services as the transfer agent and dividend-paying agent for each Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes each Fund with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The mailing of all financial statements, notices and prospectuses to shareowners is performed by the transfer agent.

As compensation for services as transfer agent and dividend disbursement agent, the Fund pays Saturna an annual fee of $1.10 per month per shareowner account, which the Trustees have determined is no more than the cost of performing such services. The Fund reimburses Saturna for any out-of-pocket expense for forms and mailing costs used in performing its functions. For the fiscal year ended November 30, 1995, The Fund paid transfer agent fees of $5,205.

For the fiscal year ended November 30, 1995, the Fund paid $30,862 in investment adviser and administration fees, of which the adviser reimbursed $14,048. For the fiscal year ending November 30, 1994, the Fund was required to pay $36,251, of which Saturna Capital waived $10,190. For fiscal year 1993, the the comparable figures were $32,394 and $11,689.


National City Bank, Indianapolis, Indiana 46255 is the custodian of the Fund's securities and other assets. As custodian, the bank holds in custody all securities and cash, settles for all securities transactions, receives money from sale of shares and on order of the Fund pays the authorized expenses of the Fund. When Fund shares are redeemed by investors, the proceeds are paid to the shareowner by check drawn on the custodian bank.

Price Waterhouse, LLP 1001 Fourth Avenue Plaza, Seattle, Washington 98154 serves as the independent accountants for the Trust. The independent accountants conduct the annual audit of the Trust as of November 30 and prepare the tax returns of each Fund.


                        BROKERAGE ALLOCATION

For fiscal years 1995, 1994, and 1993, Idaho Tax-Exempt Fund paid no brokerage commissions.


BROKERAGE POLICIES

The placing of purchase and sale orders as well as the negotiation of commissions, if any, is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may allocate brokerage to any broker in return for research or services and for selling shares of the Fund. Brokers may provide research or statistical material to the Adviser, but this information is only supplemental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Fund or any other account serviced by the Adviser.

The primary consideration in effecting securities transactions for the Fund is to obtain the best price and execution which in the judgment of the Adviser is attainable at the time and which would bring the best net overall economic result to the Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

The Adviser's subsidiary, Investors National Corporation, is qualified as a broker-dealer to engage in a general brokerage business. Investors National Corporation conducts all its transactions on an agency basis for established "deep discount" commissions; it does not make markets, "deal," or maintain inventories of securities. For brokerage conducted through an affiliate of the Adviser, the Trustees have adopted procedures reasonably designed to ensure that any brokerage fees are reasonable and fair compared to remuneration received by other brokers in comparable transactions. The Trustees are provided detailed quarterly monitoring reports and review the procedures at least annually.

    PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

See HOW TO BUY SHARES, HOW TO REDEEM SHARES and NET ASSET VALUE in the Prospectus for an explanation about the ways to purchase or redeem shares.

In addition to normal purchases or redemptions, the shares of each Fund may be exchanged for shares of other Funds of Saturna Investment Trust when additional Funds are offered. Exchange will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Washington's Birthday/President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday.

                             TAX STATUS

Saturna Investment Trust is organized as a "series" investment company. At present only the Fund and the Sextant Funds are offered, but the Trust may create in the future additional Funds with different investment objectives. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each separate Fund will differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies, which relieve the Funds of federal income taxes on the amounts so distributed. The Fund declares dividends from net investment tax-exempt income daily, payable at each month-end. Net investment taxable income, if any, is declared as a dividend only at month-end. Distribution of any capital gains is made at the end of the fiscal year in November.

The amount of investment income and capital gains, if any, which will be available for distribution by a Fund of the Trust in the future cannot be predicted due to continually changing economic conditions and market prices.

Dividends and distributions from capital gains are normally reinvested in additional full and fractional shares of the Fund. The shares purchased with dividends or capital gains distributions may be redeemed using any of the methods for redemption of shares.

Distributions and dividends may be subject to federal, state and local taxes. Shareowners will be taxed whether the shares automatically purchased with dividends and distributions are left in the Fund or are redeemed by the shareowner.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax-Exempt Fund, upon distribution to shareholders.

Shortly after the end of each calendar year shareowners are mailed a Form 1099-DIV advising of the dividends paid the shareowner for the year.

If you do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, we are required to withhold 31% of income from your account. Dividends distributions to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.


                        FINANCIAL STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Information. The financial statements and selected per share data and ratios dated November 30, 1995, together with the report of independent accountants dated December 15, 1995, are considered a part of the Statement of Additional Information and are incorporated by reference.

                        APPENDIX-BOND RATINGS

GENERAL. Moody's and S&P's ratings represent their opinions as to quality of the municipal bonds which they undertake (for a fee) to rate. Such ratings are not intended to be an absolute standard of quality. Consequently, a municipal bond with the same maturity, coupon, and ratings may have different yields while municipal bonds having the same maturity and coupon, but with different ratings, may have the same yield.

BOND RATINGS

MOODY'S       INVESTORS   SERVICES,   INC.,   describes  its  ratings  for  debt
              securities as follows:

  AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally  referred  to  as  "gilt  edge."  Interest  payments  are
          protected  by  a  large,  or  exceptionally   stable  margin,   and
          principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA Bonds  which are rated AA are  judged to be of high  quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which may make the long-term risks appear somewhat larger than the Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are being considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

STANDARD & POOR'S describes its rating for debt securities as follows:

      AAA Bonds which are rated AAA have the highest rating assigned by Standard & Poor's. Capacity to repay interest and to pay principal is extremely strong.

      AA Bonds which are rated AA have a very strong capacity to pay interest and to repay principal, and differ from the higher rated issues only in small degree.

      A Bonds which are rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effect of changes and circumstances in economic conditions than bonds in higher rated categories.

NOTES

MOODY'S INVESTORS  SERVICES,  INC.,describes its ratings for municipal notes as follows

      MIG-1 The MIG-1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

       MIG-2 The MIG-2 designation denotes high quality, with margins for protection ample though not as large as that for MIG-1.

STANDARD & POOR'S describes its rating for municipal notes as follows:

      SP-1 The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2 The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

MOODY'S INVESTORS SERVICES,  INC., describes its ratings for commercial paper as follows

      PRIME-1 Issuers rated PRIME-1, or related supporting institutions,  have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (i) Leading market positions in well-established industries.

              (ii)High rates of return on funds employed

              (iiiConservative capitalization structures with moderate reliance on debt and a ample asset protection. (iv) Broad margins in earnings, coverage of fixed financial charges, and high internal cash generation. (v) Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2 Issuers rated PRIME-2, or related supporting institutions,  have a
              strong   capacity   for   repayment   of   short-term   promissory
              obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S describes its rating for commercial paper as follows:

      A-1 The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

      A-2 The A-2 designation indicates capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Under normal market conditions, the Fund does not anticipate investing in Moody's rated bonds below A or Moody's rated notes below MIG 2 or Moody's rated commercial paper below Prime-2. Similarly, the Fund does not anticipate investing in S&P rated bonds below A or S&P rated notes below SP-2 or S&P rated commercial paper below A-2.

=====================================================================

=====================================================================





                                  PART C

                             OTHER INFORMATION

=====================================================================
                              1

=====================================================================
Financial Statements and Exhibits

(a)  Financial Statements

    There is incorporated into Part B of this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 1995:

        Report of Price Waterhouse LLP, Independent Accountants.
        For each portfolio of the Fund:

          Statement of Assets and Liabilities as of November 30, 1995. Statement of Operations - Year ended November 30, 1995. Statement of Changes in Net Assets - years ended November30, 1994 and November 30, 1995. Investments - November 30, 1995.
          Financial Highlights

        Notes to Financial Statements

        Also incorporated by reference is the Discussion of Fund
        Performance (Unaudited) for each Fund of the Trust

     A copy of each of the Annual Reports for the Trust are included as Exhibits 1-A and 1-B

     Included in Part C:

        Consent of Independent Accountants.

(b)  Exhibits included with this filing:ss.

(1) *(a) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed February 20, 1987 with
       Secretary of State of Washington. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-1A in 1987. File No. 33-13247.

       *(b) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on November 24, 1992, filed with the Secretary of State of Washington December 1, 1992. Incorporated by Reference. Filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

       *(c) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on July 10, 1995. Incorporated by
       Reference.  Filed as Exhibit No. 1-3 to Amendment No. 13 to

       Form N-1A dated July 11, 1995.

       (d) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by vote of the shareholders on September 28, 1995. Attached as Exhibit No.1-4.

(2)*   Bylaws of Northwest Investors Trust, adopted by the Board of
       Trustees, July 21, 1992. Incorporated by Reference.  Filed as
       Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(3)    Not applicable.

(4)    Not applicable.

(5) (a) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. (Exhibit 5-1)

       (b) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. (Filed as Exhibit 5-2)

       (c) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. (Filed as Exhibit 5-3)

       (d) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. (Filed as Exhibit 5-4)

(6)    Not applicable.

(7)    Not applicable.

(8) Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. (Filed as Exhibit 8-1).

(9)* Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated
       October 12.  Filed as Exhibit C to Proxy Statement dated
       September 21, 1990.  File No. 33-13247.

(10)   *(a) Opinion of Counsel dated 1987.  Incorporated by
       Reference. Filed as Exhibit to initial filing of Form N-1A in 1987. File No. 33-13247.

       *(b) Opinion for Washington Tax-Exempt series. Incorporated by Reference. Filed as Exhibit No. 10-2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

       *(c) Opinion of Counsel of Barnes & Thornburg. Filed as
       Exhibit 10-3 to Amendment No. 13 to Form N-1A dated July 11, 1995

(11)   (a) Consent of Price Waterhouse LLP, Independent Auditors.
       Filed as Exhibit 11-1.

       (b) Copies of Powers of Attorney of Trustees of Saturna Investment Trust attached as Exhibit 11-2.

(12)   Not applicable.

(13)   Not applicable.

(14)*  (a) Prototype Paired Defined Contribution Money Purchase
       Pension and Profit Sharing Plan. Filed as Exhibit No. 14-1 to Amendment No. 7 to for N-1A in 1992. File No. 33-13247.

       (b) Defined Contribution Trust, Filed as Exhibit No. 14-2 to Amendment No. 7 to for N-1A in 1992. File No. 33-13247.

       (c) Money Purchase Pension Adoption Agreement, Filed as
       Exhibit No. 14-3 to Amendment No. 7 to for N-1A in 1992.

       File No. 33-13247.

       (d) Profit Sharing Adoption Agreement, Filed as Exhibit No. 14-4 to Amendment No. 7 to for N-1A in 1992. File No.33-13247.

(15)   Not applicable.

(16)   Computation of Performance.

       The Average Annual Total Return since the inception of the Idaho Tax-Exempt Fund through November 30, 1995 is computed to be 6.95%, for Sextant Growth Fund 7.49% and Sextant Bond Income Fund 4.30%.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Number of Holders of Securities

As of January 31, 1996 the following information is furnished for Saturna Investment Trust:

          (1)                      (2)
     Title of Class           Number of Record Holders

     Shares                   34- Sextant Bond Income Fund
                              27 Sextant Short-Term Bond Fund
                              126 -Sextant Growth Fund
                              28-Sextant International Fund
                              223- Idaho Tax-Exempt Fund

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided the Agreement and Declaration of Trust of Saturna
Investment  Trust,  which  provisions  are set forth below.  The  provisions  of
Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

   In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (l) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) for the unlawful payment of dividends or redemption of shares, or (4) for any transaction from which the Trustee derives an improper personal benefit.

   The Trustees, officers, employees and agents of the Trust are indemnified by the Trust for the fines, judgments and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   The Trustees, officers and agents of the Trust have no power to bind any past or present shareowner to any Fund of the Trust solely by reason that the shareowner is an owner of the beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely by reason of his capacity and status as a shareowner.

   The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Transfer Agent agreement of the Trust contain such a provision.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling person of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Business and Other Connections of Investment Adviser

The answer to this item is disclosed in Part A and Part B of the Form N-1A under "Management of the Trust."

Principal Underwriters

Investors National Corporation, 1300 N. State Street, Bellingham, Washington 98225, a wholly-owned subsidiary of Saturna Capital Corporation, acts as distributor for the Funds without compensation. The primary business of Investors National Corporation is retail discount brokerage. As of February 6, 1996, Investors National Corporation owned 25,294.367 shares of Sextant Short-Term Bond Fund, and 1,853.337 shares of Sextant Bond Income Fund.

The following table sets forth information with respect to each director and executive officer of Investors National Corporation.

Name and Principal       Positions and Offices    Positions and Offices
Business Address           with distributor        with registrant

Nicholas Kaiser             Director & President     President,
Trustee
1300 State St.
Bellingham WA 98225

James D. Winship              Secretary           Secretary, Trustee
1300 State St.
Bellingham WA 98225

Meredith L. Ross              Director & Treasurer     Treasurer
1300 State St.
Bellingham WA 98225

Location of Accounts and Records

With the exception of those records maintained by the Custodian bank, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings

The Fund hereby undertakes pursuant to Section 16(c) of the 1940 Act, that, in the event of shareholder application pursuant to such Section, it will assist such shareholders as set forth in such Section.

The Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders, upon request and without charge.

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                             SIGNATURES

=====================================================================

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to
Registration Statement to be duly signed on its behalf by the undersigned thereunto duly authorized in the City of Bellingham, State of Washington, on the 14th day of March, 1996. Registrant further represents that this Amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 and that the Amendment meets applicable conditions set forth therein.

                    SATURNA INVESTMENT TRUST
                     By   /s/ Nicholas F. Kaiser
                     Nicholas F. Kaiser, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
      Signature         Title                    Date
/s/ Nicholas F. Kaiser   President           March 14, 1996
   Nicholas F. Kaiser  (principal Executive
                       Officer); Trustee

/s/ Meredith L. Ross    Treasurer            March 14, 1996
    Meredith L. Ross   (principal Financial
                         Officer)

** Gary Goldfogel      All other Trustees    March 14, 1996
** John E. Love
** John S. Moore
** James D. Winship

     **   By/s/ Nicholas F. Kaiser
               Nicholas F. Kaiser, President,
               Attorney-in-fact

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* ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Positions in these securities are generally valued in U.S. dollars, and not necessarily denominated in the same currency as the underlying security into which they may be converted.

+ The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions.

ss. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specifed time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

* Please refer to the Appendix for a discussion of ratings.

+ A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

* Please refer to the Statement of Additional Information for a more extensive discussion of the meaning and implications of the Fund's being nondiversified.

+ Municipal securities purchased on a delayed-delivery or when-issued basis are regarded as "senior securities" for purposes of the Investment Company Act. A segregated account is established on the date a Fund enters an agreement, containing cash, U.S. government securities, or other high-grade debt securities in an amount equal to the purchase price due on the settlement date.

ss. Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed.